UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2023

Date of reporting period:	1/31/2023

Item 1 – Reports to Stockholders

PGIM CORPORATE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Corporate Bond Fund

March 15, 2023

PGIM Corporate Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges)	Average Annual Total Returns as of 1/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-0.72	-12.98	0.21	N/A	1.48 (05/28/2015)

Class C	-1.01	-11.55	0.12	N/A	1.13 (05/28/2015)

Class R	-0.76	-10.22	0.62	N/A	1.64 (05/28/2015)

Class Z	-0.60	-9.86	1.12	2.11	—

Class R6	-0.50	-9.78	1.13	N/A	2.14 (05/28/2015)

Bloomberg US Credit Index

	-0.94	-9.11	1.36	2.29	—

Average Annual Total Returns as of 1/31/23 Since Inception (%)

Class A, Class C, Class R, Class R6 (05/28/2015)

Bloomberg US Credit Index	2.05

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Credit Index—The Bloomberg US Credit Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Corporate Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.18	4.27	3.60

Class C	0.14	3.67	1.93

Class R	0.17	4.17	-36.90

Class Z	0.19	4.67	4.02

Class R6	0.19	4.65	4.15

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/23 (%)

AAA	6.6

AA	13.3

A	23.7

BBB	54.2

BB	1.4

Cash/Cash Equivalents	0.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Corporate Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Corporate Bond Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 992.80	0.80%	$4.02

	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08

Class C	Actual	$1,000.00	$ 989.90	1.55%	$7.77

	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88

Class R	Actual	$1,000.00	$ 992.40	1.05%	$5.27

	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35

Class Z	Actual	$1,000.00	$ 994.00	0.55%	$2.76

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$ 995.00	0.55%	$2.77

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM Corporate Bond Fund

Schedule of Investments  (unaudited)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.1%
BANK,
Series 2019-BN16, Class A3	3.741%	02/15/52	200	$190,344
Benchmark Mortgage Trust,
Series 2019-B09, Class A4	3.751	03/15/52	200	188,730
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	234,044
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	273	256,740
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A3	3.050	04/10/49	137	129,652
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	75	72,426
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4	3.224	07/15/50	100	94,656
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	184	175,191
Series 2016-C31, Class A4	2.840	11/15/49	283	263,084
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3	3.317	10/15/50	200	187,887

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,901,359)				1,792,754

CORPORATE BONDS 91.7%

Aerospace & Defense 0.9%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	27,422
Sr. Unsec’d. Notes	5.805	05/01/50	80	81,705
Sr. Unsec’d. Notes	5.930	05/01/60	100	101,995

Lockheed Martin Corp.,
Sr. Unsec’d. Notes	4.300	06/15/62	65	59,849

				270,971

Agriculture 1.8%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	75	52,701
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.700	04/02/27	200	196,085
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	100	90,172

See Notes to Financial Statements.

PGIM Corporate Bond Fund    9

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), (cont’d.)
Gtd. Notes	4.448%	03/16/28	100	$95,598

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.625	11/17/29	40	41,778
Sr. Unsec’d. Notes	5.750	11/17/32	45	47,387

				523,721

Airlines 1.2%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	51	50,372
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	230	232,480
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	37,997
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	22,811

				343,660

Auto Manufacturers 2.8%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.950	05/28/27	200	191,961
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	119,350
Sr. Unsec’d. Notes	6.125	10/01/25	200	205,089
General Motors Financial Co., Inc.,
Gtd. Notes	4.000	01/15/25	150	146,744
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	205	165,155

				828,299

Auto Parts & Equipment 0.8%

Aptiv PLC/Aptiv Corp.,
Gtd. Notes	3.250	03/01/32	35	30,297
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	10/01/25	200	198,508

				228,805

See Notes to Financial Statements.

10

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 23.5%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.800%	02/23/28	200	$187,825
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	45	36,632
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	264,999
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	246,622
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	65,299
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	175	129,225
Sr. Unsec’d. Notes, MTN	3.384(ff)	04/02/26	130	125,709
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	100	96,143
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	232,072
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	173,805
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	235,414
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	22,849
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	55	45,832
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	288,255
Sub. Notes	4.300	11/20/26	200	196,648
Sub. Notes	4.450	09/29/27	100	98,134
Sub. Notes	4.600	03/09/26	300	298,195
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	255	227,336
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	207,443
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	150,981
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	146,859
Sr. Unsec’d. Notes	3.950	02/27/23	100	99,908
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	129,756
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	52,035
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	18,892
Sub. Notes	5.150	05/22/45	150	148,491
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	177,024
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	241,085
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	128,299

See Notes to Financial Statements.

PGIM Corporate Bond Fund    11

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.525%(ff)	11/19/41	110	$79,010
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	74,743
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	55	41,920
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	84,185
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	341,479
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	418,021
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	219,052
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	135	121,250
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	178,369
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	189,822
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	217,468
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	354,046
Sr. Unsec’d. Notes, MTN	3.526(ff)	03/24/28	135	128,328

				6,919,460

Beverages 1.7%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	240	232,160

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.550	01/23/49	80	85,760

Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	100	91,820

Constellation Brands, Inc.,
Gtd. Notes	5.250	11/15/48	30	29,915
Sr. Unsec’d. Notes	2.875	05/01/30	80	70,752

				510,407

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/52	55	38,022

See Notes to Financial Statements.

12

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.5%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400%	07/15/31	15	$12,494
Sr. Unsec’d. Notes	4.250	12/15/47	50	43,599

Owens Corning,
Sr. Unsec’d. Notes	4.300	07/15/47	50	42,152

Vulcan Materials Co.,
Sr. Unsec’d. Notes	3.500	06/01/30	40	36,551

				134,796

Chemicals 0.8%

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.800	05/15/49	55	50,226

Huntsman International LLC,
Sr. Unsec’d. Notes	2.950	06/15/31	75	61,934

LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	100	76,835

Westlake Corp.,
Sr. Unsec’d. Notes	2.875	08/15/41	15	10,574

Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	38,192

				237,761

Commercial Services 1.1%

California Institute of Technology,
Sr. Unsec’d. Notes	4.700	11/01/2111	50	46,330

Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	110	90,484

Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	79,657

Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	160	116,179

				332,650

Computers 0.7%

Fortinet, Inc.,
Sr. Unsec’d. Notes	2.200	03/15/31	175	143,670

See Notes to Financial Statements.

PGIM Corporate Bond Fund    13

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

Leidos, Inc.,
Gtd. Notes	2.300%	02/15/31	35	$28,237
Gtd. Notes	4.375	05/15/30	30	28,351

				200,258

Diversified Financial Services 1.2%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	39,468
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	170	139,521
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.172	07/14/28	200	170,210

				349,199

Electric 8.9%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	115	88,834
Commonwealth Edison Co.,
First Mortgage	4.700	01/15/44	100	97,203
Consumers Energy Co.,
First Mortgage	4.200	09/01/52	65	59,356
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	150	142,087
DTE Electric Co.,
General Ref. Mortgage	3.950	06/15/42	75	63,872
Duke Energy Carolinas LLC,
First Mortgage	3.450	04/15/51	90	70,800
Entergy Corp.,
Sr. Unsec’d. Notes	2.950	09/01/26	100	94,323
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	150	126,518
Liberty Utilities Finance GP1,
Gtd. Notes, 144A	2.050	09/15/30	230	182,701
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	20	17,668
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	121,307

See Notes to Financial Statements.

14

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250%	06/01/30	22	$18,655
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	31,515
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	72,456
First Mortgage	4.000	12/01/46	100	72,820
PPL Electric Utilities Corp.,
First Mortgage	4.750	07/15/43	100	97,139
Progress Energy, Inc.,
Sr. Unsec’d. Notes	7.000	10/30/31	190	213,743
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	63,664
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	1.600	08/15/30	53	42,540
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	400	383,703
Puget Sound Energy, Inc.,
First Mortgage	2.893	09/15/51	20	13,663
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	66,047
Sr. Sec’d. Notes, Series VVV	1.700	10/01/30	100	82,024
Southern California Edison Co.,
First Ref. Mortgage	5.500	03/15/40	200	204,855
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	144,909
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	41,847

				2,614,249

Electronics 0.1%

Amphenol Corp.,
Sr. Unsec’d. Notes	2.200	09/15/31	50	41,318

Engineering & Construction 0.5%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	161,160

See Notes to Financial Statements.

PGIM Corporate Bond Fund    15

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 0.5%

Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050%	03/15/42	20	$17,076
Gtd. Notes, 144A	5.141	03/15/52	150	124,603
Gtd. Notes, 144A	5.391	03/15/62	10	8,323

				150,002

Foods 1.1%

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.000	02/02/29	35	30,037
Gtd. Notes, 144A	3.000	05/15/32	55	43,679
Kraft Heinz Foods Co.,
Gtd. Notes	5.000	07/15/35	37	37,104
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	25	22,819
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	152,978
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100	09/28/48	50	49,325

				335,942

Hand/Machine Tools 0.1%

Regal Rexnord Corp.,
Gtd. Notes, 144A	6.050	02/15/26	30	30,450

Healthcare-Services 3.4%

AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	20,174
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	100	96,253
HCA, Inc.,
Gtd. Notes	5.250	06/15/49	50	45,734
Gtd. Notes	5.500	06/15/47	25	23,824
Gtd. Notes, 144A	3.125	03/15/27	130	120,836
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	73,952

See Notes to Financial Statements.

16

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042%	11/15/50	35	$26,772
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	55	39,940
Presbyterian Healthcare Services,
Unsec’d. Notes	4.875	08/01/52	75	73,812
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	70,613
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	130	117,815
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	63,946
Sr. Unsec’d. Notes	3.250	05/15/51	130	101,739
Sr. Unsec’d. Notes	4.750	05/15/52	45	44,575
Sr. Unsec’d. Notes	6.875	02/15/38	55	67,265

				987,250

Housewares 0.3%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	12/01/24	100	97,179

Insurance 2.0%

Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46	50	45,921
Chubb INA Holdings, Inc.,
Gtd. Notes	2.850	12/15/51	95	68,772
Gtd. Notes	3.050	12/15/61	55	39,129
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	80	75,292
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.650	04/05/27	45	43,007
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	60	44,716
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	5.625	08/16/32	90	87,176
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	50	49,655

See Notes to Financial Statements.

PGIM Corporate Bond Fund    17

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Markel Corp.,
Sr. Unsec’d. Notes	3.450%	05/07/52	140	$102,522
MetLife, Inc.,
Sr. Unsec’d. Notes	5.250	01/15/54	30	31,239

				587,429

Internet 0.2%

Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.450	08/15/52	35	30,556
Sr. Unsec’d. Notes	4.650	08/15/62	25	21,979

				52,535

Iron/Steel 0.1%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.800	12/15/24	20	19,204

Lodging 0.3%

Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	101,681

Machinery-Diversified 0.2%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	55	43,938

Media 2.1%

Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	3.500	06/01/41	15	10,504
Sr. Sec’d. Notes	4.800	03/01/50	180	141,383
Sr. Sec’d. Notes	6.384	10/23/35	180	183,391
Comcast Corp.,
Gtd. Notes	5.350	11/15/27	140	145,793
Cox Communications, Inc.,
Gtd. Notes, 144A	2.950	10/01/50	75	48,953

See Notes to Financial Statements.

18

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Discovery Communications LLC,
Gtd. Notes	3.950%	06/15/25	28	$27,069
FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes	2.900	03/01/27	75	70,083

				627,176

Mining 2.4%

Barrick North America Finance LLC (Canada),
Gtd. Notes	7.500	09/15/38	75	91,671
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	200	191,107
Kinross Gold Corp. (Canada),
Gtd. Notes	5.950	03/15/24	200	201,051
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	150	132,069
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.400	02/01/43	100	95,803

				711,701

Miscellaneous Manufacturing 1.0%

Eaton Corp.,
Gtd. Notes	4.150	03/15/33	90	87,128
Hillenbrand, Inc.,
Gtd. Notes	5.000	09/15/26	100	97,272
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	65	61,382
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	75	62,780

				308,562

Office/Business Equipment 0.5%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500	12/01/24	150	149,830
Xerox Corp.,
Sr. Unsec’d. Notes	4.625	03/15/23	2	1,993

				151,823

See Notes to Financial Statements.

PGIM Corporate Bond Fund    19

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 3.2%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750%	01/15/30	150	$135,864
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	10,083
Sr. Unsec’d. Notes	6.250	03/15/38	100	106,163
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	80	66,517
Sr. Unsec’d. Notes	5.250	06/15/37	125	119,961
Sr. Unsec’d. Notes	5.400	06/15/47	15	14,445
ConocoPhillips Co.,
Gtd. Notes	4.300	11/15/44	55	51,448
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	55	50,499
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	37,247
Gtd. Notes	6.250	03/15/33	75	79,877
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31	90	76,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	90	85,240
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31	65	62,712
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	60	39,144

				935,200

Packaging & Containers 1.4%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	60	52,457
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950	02/15/24	90	86,036
Sr. Sec’d. Notes	1.570	01/15/26	130	117,416
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	66,566
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	74,763

				397,238

See Notes to Financial Statements.

20

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 2.8%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	95	$85,610
Sr. Unsec’d. Notes	4.400	11/06/42	130	120,009
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.900	03/15/62	35	29,582
Sr. Unsec’d. Notes	4.625	05/15/44	100	98,117
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	100	95,806
Sr. Unsec’d. Notes	2.375	03/15/31	25	21,216
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	55	39,770
Sr. Unsec’d. Notes	4.780	03/25/38	100	95,711
Sr. Unsec’d. Notes	5.125	07/20/45	50	48,121
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	40	32,813
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	140	133,423
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	25	18,241

				818,419

Pipelines 7.7%

Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	100	89,072
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	90	80,613
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	310	309,626
El Paso Natural Gas Co. LLC,
Gtd. Notes, 144A	3.500	02/15/32	145	126,217
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	138,021
Sr. Unsec’d. Notes	6.250	04/15/49	60	60,931
Sr. Unsec’d. Notes, Series 20YR	5.800	06/15/38	15	14,799
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	64,986
Gtd. Notes	4.850	03/15/44	100	94,992
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	81,221

See Notes to Financial Statements.

PGIM Corporate Bond Fund    21

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900%	04/01/24	75	$73,257
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	95	81,109
Sr. Unsec’d. Notes	4.000	03/15/28	45	43,220
Sr. Unsec’d. Notes	4.950	03/14/52	120	106,317
Sr. Unsec’d. Notes	5.200	12/01/47	75	68,493
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A	3.400	10/16/51	25	18,321
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	139,462
Gtd. Notes	3.100	03/15/30	45	39,744
Gtd. Notes	4.350	03/15/29	2	1,906
Gtd. Notes	4.500	03/15/50	30	24,298
Gtd. Notes	4.950	07/13/47	150	131,163
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	17,140
Gtd. Notes	6.125	03/15/33	40	41,725
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	80	66,297
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.500	02/01/50	10	8,677
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	198,324
Sr. Unsec’d. Notes	4.650	08/15/32	105	102,426
Sr. Unsec’d. Notes	5.300	08/15/52	30	28,999

				2,251,356

Real Estate 0.6%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	184,158

Real Estate Investment Trusts (REITs) 5.8%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	72,875
Sr. Unsec’d. Notes	4.050	07/01/30	15	13,716
Sr. Unsec’d. Notes	4.125	06/15/26	200	192,186

See Notes to Financial Statements.

22

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Broadstone Net Lease LLC,
Gtd. Notes	2.600%	09/15/31	160	$122,332
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	50	42,985
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	96,573
Gtd. Notes	4.000	01/15/31	170	150,522
Gtd. Notes	5.250	06/01/25	60	59,548
Gtd. Notes	5.375	11/01/23	60	60,060
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	2.125	12/01/28	75	65,190
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.300	11/15/28	45	38,398
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes	2.625	11/15/31	115	88,859
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	100	81,810
SITE Centers Corp.,
Sr. Unsec’d. Notes	3.625	02/01/25	306	292,136
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	85	73,354
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	110	107,027
Welltower OP LLC,
Gtd. Notes	2.800	06/01/31	100	83,305
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	65	51,177

				1,692,053

Retail 1.5%

Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	3.800	01/25/50	60	44,728
AutoNation, Inc.,
Sr. Unsec’d. Notes	3.850	03/01/32	90	76,137
Sr. Unsec’d. Notes	4.750	06/01/30	100	93,975

See Notes to Financial Statements.

PGIM Corporate Bond Fund    23

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650%	01/15/31	120	$96,274
Tractor Supply Co.,
Sr. Unsec’d. Notes	1.750	11/01/30	160	127,377

				438,491

Semiconductors 2.5%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.875	01/15/27	40	38,446
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	85	69,810
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	254,296
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	70	68,597
Sr. Unsec’d. Notes	0.972	02/15/24	240	229,762
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27	75	69,489

				730,400

Shipbuilding 0.3%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	3.483	12/01/27	100	93,247

Software 0.9%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes	2.600	05/01/31	60	50,986
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.100	03/01/41	35	26,211
Oracle Corp.,
Sr. Unsec’d. Notes	3.900	05/15/35	45	39,852
Sr. Unsec’d. Notes	4.000	07/15/46	60	47,579
Sr. Unsec’d. Notes	6.150	11/09/29	40	42,750
Sr. Unsec’d. Notes	6.900	11/09/52	50	57,813

				265,191

See Notes to Financial Statements.

24

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 3.1%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.500%	06/01/41	270	$217,285
Sr. Unsec’d. Notes	3.550	09/15/55	139	101,915
Sr. Unsec’d. Notes	3.800	12/01/57	20	15,206

Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30	150	121,471

T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31	160	131,070
Gtd. Notes	3.875	04/15/30	210	196,660

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	175	126,517

				910,124

Transportation 0.3%

Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	1.750	09/01/26	95	85,180

Trucking & Leasing 0.5%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	71,620
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	80,094

				151,714

Water 0.3%

American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	100	83,452

TOTAL CORPORATE BONDS (cost $30,484,402)				26,975,831

MUNICIPAL BONDS 0.3%

Michigan 0.2%

University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	60	53,735

See Notes to Financial Statements.

PGIM Corporate Bond Fund    25

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas 0.1%

Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922%	12/31/49	50	$40,766

TOTAL MUNICIPAL BONDS (cost $110,000)				94,501

TOTAL LONG-TERM INVESTMENTS (cost $32,495,761)				28,863,086

			Shares

SHORT-TERM INVESTMENT 0.8%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $231,181)			231,181	231,181

TOTAL INVESTMENTS 98.9% (cost $32,726,942)				29,094,267
Other assets in excess of liabilities(z) 1.1%				312,260

NET ASSETS 100.0%				$29,406,527

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CGM—Citigroup Global Markets, Inc.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

REITs—Real Estate Investment Trust

SAN—Santander Bank, N.A.

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

26

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
7	2 Year U.S. Treasury Notes	Mar. 2023	$1,439,539	$5,762
3	10 Year U.S. Treasury Notes	Mar. 2023	343,547	(176)
2	20 Year U.S. Treasury Bonds	Mar. 2023	259,750	3,138
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	708,750	12,398

				21,122

Short Positions:
2	5 Year U.S. Treasury Notes	Mar. 2023	218,484	372
15	10 Year U.S. Ultra Treasury Notes	Mar. 2023	1,818,047	(32,185)

				(31,813)

				$(10,691)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    27

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$1,792,754	$—
Corporate Bonds	—	26,975,831	—
Municipal Bonds	—	94,501	—
Short-Term Investment
Unaffiliated Fund.	231,181	—	—

Total	$231,181	$28,863,086	$—

Other Financial Instruments*
Assets
Futures Contracts	$21,670	$—	$—

Liabilities
Futures Contracts	$(32,361)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

Banks	23.5%
Electric	8.9
Pipelines	7.7
Commercial Mortgage-Backed Securities	6.1
Real Estate Investment Trusts (REITs)	5.8
Healthcare-Services	3.4
Oil & Gas	3.2
Telecommunications	3.1
Auto Manufacturers	2.8
Pharmaceuticals	2.8
Semiconductors	2.5
Mining	2.4
Media	2.1
Insurance	2.0
Agriculture	1.8
Beverages	1.7
Retail	1.5
Packaging & Containers	1.4

Diversified Financial Services	1.2%
Airlines	1.2
Foods	1.1
Commercial Services	1.1
Miscellaneous Manufacturing	1.0
Aerospace & Defense	0.9
Software	0.9
Chemicals	0.8
Unaffiliated Fund	0.8
Auto Parts & Equipment	0.8
Computers	0.7
Real Estate	0.6
Engineering & Construction	0.5
Office/Business Equipment	0.5
Trucking & Leasing	0.5
Entertainment	0.5
Building Materials	0.5
Lodging	0.3

See Notes to Financial Statements.

28

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Industry Classification (continued):

Housewares	0.3%
Municipal Bonds	0.3
Shipbuilding	0.3
Transportation	0.3
Water	0.3
Internet	0.2
Machinery-Diversified	0.2
Electronics	0.1

Biotechnology	0.1%
Hand/Machine Tools	0.1
Iron/Steel	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$21,670	*	Due from/to broker-variation margin futures	$32,361	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(5,440)

See Notes to Financial Statements.

PGIM Corporate Bond Fund    29

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(27,191)

For the six months ended January 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$3,524,331
Futures Contracts - Short Positions (1)	1,915,016

*	Average volume is based on average quarter end balances as noted for the six months ended January 31, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

30

Statement of Assets and Liabilities (unaudited)

as of January 31, 2023

Assets

Unaffiliated investments (cost $32,726,942)	$29,094,267
Dividends and interest receivable	294,102
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Receivable for Fund shares sold	15,020
Due from Manager	5,334
Prepaid expenses and other assets	981

Total Assets	29,609,704

Liabilities

Payable for Fund shares purchased	87,195
Payable for investments purchased	60,112
Audit fee payable	20,164
Custodian and accounting fees payable	12,859
Accrued expenses and other liabilities	6,681
Registration fees payable	5,045
Professional fees payable	4,480
Distribution fee payable	2,366
Due to broker—variation margin futures	1,969
Affiliated transfer agent fee payable	971
Trustees’ fees payable	692
Dividends payable	643

Total Liabilities	203,177

Net Assets	$29,406,527

Net assets were comprised of:
Shares of beneficial interest, at par	$2,968
Paid-in capital in excess of par	34,408,287
Total distributable earnings (loss)	(5,004,728)

Net assets, January 31, 2023	$29,406,527

See Notes to Financial Statements.

PGIM Corporate Bond Fund    31

Statement of Assets and Liabilities (unaudited)

as of January 31, 2023

Class A

Net asset value and redemption price per share, ($7,688,466 ÷ 774,755 shares of beneficial interest issued and outstanding)	$9.92
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.25

Class C

Net asset value, offering price and redemption price per share, ($920,434 ÷ 92,970 shares of beneficial interest issued and outstanding)	$9.90

Class R

Net asset value, offering price and redemption price per share, ($11,327 ÷ 1,144 shares of beneficial interest issued and outstanding)	$9.90

Class Z

Net asset value, offering price and redemption price per share, ($11,391,076 ÷ 1,150,388 shares of beneficial interest issued and outstanding)	$9.90

Class R6

Net asset value, offering price and redemption price per share, ($9,395,224 ÷ 949,202 shares of beneficial interest issued and outstanding)	$9.90

See Notes to Financial Statements.

32

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Interest income	$585,979
Unaffiliated dividend income	9,253

Total income	595,232

Expenses
Management fee	70,678
Distribution fee(a)	13,471
Registration fees(a)	25,617
Custodian and accounting fees	20,441
Audit fee	20,165
Transfer agent’s fees and expenses (including affiliated expense of $ 2,677)(a)	10,694
Shareholders’ reports	9,989
Professional fees	9,904
Fund data services	6,276
Trustees’ fees	4,859
Miscellaneous	4,003

Total expenses	196,097
Less: Fee waiver and/or expense reimbursement(a)	(96,241)
Distribution fee waiver(a)	(14)

Net expenses	99,842

Net investment income (loss)	495,390

Realized And Unrealized Gain (Loss) On Investment Transactions

Net realized gain (loss) on:
Investment transactions	(877,026)
Futures transactions	(5,440)

(882,466)

Net change in unrealized appreciation (depreciation) on:
Investments	18,718
Futures	(27,191)

(8,473)

Net gain (loss) on investment transactions	(890,939)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(395,549)

(a)    Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	9,079	4,351	41	—	—
Registration fees	6,940	5,351	2,783	6,806	3,737
Transfer agent’s fees and expenses	3,318	769	24	6,479	104
Fee waiver and/or expense reimbursement	(24,160)	(7,782)	(2,828)	(35,427)	(26,044)
Distribution fee waiver	—	—	(14)	—	—

See Notes to Financial Statements.

PGIM Corporate Bond Fund    33

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	January 31, 2023	July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$495,390	$967,549
Net realized gain (loss) on investment transactions	(882,466)	(121,767)
Net change in unrealized appreciation (depreciation) on investments	(8,473)	(6,380,046)

Net increase (decrease) in net assets resulting from operations	(395,549)	(5,534,264)

Dividends and Distributions
Distributions from distributable earnings
Class A	(132,901)	(336,755)
Class C	(12,679)	(49,452)
Class R	(188)	(545)
Class Z	(225,926)	(769,860)
Class R6	(225,726)	(704,737)

	(597,420)	(1,861,349)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,027,230	11,304,035
Net asset value of shares issued in reinvestment of dividends and distributions	593,317	1,851,138
Cost of shares purchased	(8,874,982)	(13,297,842)

Net increase (decrease) in net assets from Fund share transactions	(5,254,435)	(142,669)

Total increase (decrease)	(6,247,404)	(7,538,282)

Net Assets:

Beginning of period	35,653,931	43,192,213

End of period	$29,406,527	$35,653,931

See Notes to Financial Statements.

34

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.18		$12.33	$12.34	$11.48	$10.81	$11.32
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.26	0.26	0.31	0.34	0.32
Net realized and unrealized gain (loss) on investment transactions	(0.23)		(1.88)	0.03	0.89	0.69	(0.49)
Total from investment operations	(0.08)		(1.62)	0.29	1.20	1.03	(0.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.30)	(0.34)	(0.36)	(0.34)
Distributions from net realized gains	(0.02)		(0.23)	-	-	-	-
Total dividends and distributions	(0.18)		(0.53)	(0.30)	(0.34)	(0.36)	(0.34)
Net asset value, end of period	$9.92		$10.18	$12.33	$12.34	$11.48	$10.81
Total Return(b):	(0.72)%		(13.55)%	2.42%	10.59%	9.73%	(1.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,688		$7,622	$6,980	$5,021	$3,053	$2,565
Average net assets (000)	$7,204		$7,559	$6,654	$3,260	$2,698	$2,200
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.47	%(d)	1.38%	1.37%	1.89%	2.22%	2.25%
Net investment income (loss)	2.99	%(d)	2.32%	2.17%	2.66%	3.14%	2.89%
Portfolio turnover rate(e)	8%		26%	61%	50%	71%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    35

Financial Highlights (unaudited)  (continued)

Class C Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.15		$12.30	$12.31	$11.45	$10.79	$11.29
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.17	0.17	0.23	0.26	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.22)		(1.88)	0.03	0.88	0.68	(0.48)
Total from investment operations	(0.11)		(1.71)	0.20	1.11	0.94	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.21)	(0.25)	(0.28)	(0.26)
Distributions from net realized gains	(0.02)		(0.23)	-	-	-	-
Total dividends and distributions	(0.14)		(0.44)	(0.21)	(0.25)	(0.28)	(0.26)
Net asset value, end of period	$9.90		$10.15	$12.30	$12.31	$11.45	$10.79
Total Return(b):	(1.01)%		(14.23)%	1.66%	9.79%	8.83%	(2.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$920		$945	$1,667	$1,783	$1,386	$952
Average net assets (000)	$863		$1,265	$1,741	$1,627	$1,053	$1,050
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.55	%(d)	1.55%	1.55%	1.55%	1.55%	1.55%
Expenses before waivers and/or expense reimbursement	3.34	%(d)	2.82%	2.45%	3.03%	3.49%	3.54%
Net investment income (loss)	2.24	%(d)	1.51%	1.43%	1.92%	2.38%	2.12%
Portfolio turnover rate(e)	8%		26%	61%	50%	71%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.15		$12.30	$12.31	$11.45	$10.79	$11.29
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	0.23	0.29	0.31	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.21)		(1.88)	0.03	0.87	0.68	(0.47)
Total from investment operations	(0.08)		(1.65)	0.26	1.16	0.99	(0.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.27)	(0.27)	(0.30)	(0.33)	(0.32)
Distributions from net realized gains	(0.02)		(0.23)	-	-	-	-
Total dividends and distributions	(0.17)		(0.50)	(0.27)	(0.30)	(0.33)	(0.32)
Net asset value, end of period	$9.90		$10.15	$12.30	$12.31	$11.45	$10.79
Total Return(b):	(0.76)%		(13.80)%	2.17%	10.34%	9.37%	(1.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11	$13	$13	$20	$18
Average net assets (000)	$11		$12	$13	$19	$19	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05	%(d)	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	52.75	%(d)	45.50%	67.05%	81.14%	65.60%	109.57%
Net investment income (loss)	2.74	%(d)	2.04%	1.93%	2.45%	2.88%	2.66%
Portfolio turnover rate(e)	8%		26%	61%	50%	71%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    37

Financial Highlights (unaudited)  (continued)

Class Z Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.16		$12.30	$12.31	$11.45	$10.79	$11.29
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.28	0.29	0.34	0.37	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.23)		(1.87)	0.03	0.88	0.67	(0.48)
Total from investment operations	(0.07)		(1.59)	0.32	1.22	1.04	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.33)	(0.36)	(0.38)	(0.37)
Distributions from net realized gains	(0.02)		(0.23)	-	-	-	-
Total dividends and distributions	(0.19)		(0.55)	(0.33)	(0.36)	(0.38)	(0.37)
Net asset value, end of period	$9.90		$10.16	$12.30	$12.31	$11.45	$10.79
Total Return(b):	(0.60)%		(13.29)%	2.68%	10.89%	9.92%	(1.18)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,391		$14,150	$18,965	$26,655	$17,356	$18,247
Average net assets (000)	$11,541		$16,421	$24,059	$21,000	$16,929	$20,078
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	1.16	%(d)	1.02%	1.02%	1.18%	1.41%	1.32%
Net investment income (loss)	3.23	%(d)	2.50%	2.43%	2.91%	3.39%	3.12%
Portfolio turnover rate(e)	8%		26%	61%	50%	71%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R6 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019		2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.15		$12.30	$12.31	$11.45	$10.79		$11.29
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.28	0.29	0.34	0.37		0.35
Net realized and unrealized gain (loss) on investment transactions	(0.22)		(1.88)	0.03	0.88	0.67		(0.48)
Total from investment operations	(0.06)		(1.60)	0.32	1.22	1.04		(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.33)	(0.36)	(0.38)		(0.37)
Distributions from net realized gains	(0.02)		(0.23)	-	-	-		-
Total dividends and distributions	(0.19)		(0.55)	(0.33)	(0.36)	(0.38)		(0.37)
Net asset value, end of period	$9.90		$10.15	$12.30	$12.31	$11.45		$10.79
Total Return(b):	(0.50)%		(13.37)%	2.68%	10.89%	9.92%		(1.18)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,395		$12,925	$15,567	$9,730	$8,778		$11
Average net assets (000)	$11,537		$14,287	$10,732	$9,091	$4,552		$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.55	%(d)	0.55%	0.55%	0.55%	0.55%		0.55%
Expenses before waivers and/or expense reimbursement	1.00	%(d)	0.90%	0.91%	1.17%	1.42	%121.08%
Net investment income (loss)	3.25	%(d)	2.53%	2.42%	2.93%	3.39%		3.12%
Portfolio turnover rate(e)	8%		26%	61%	50%	71%		70%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    39

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Corporate Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

40

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM Corporate Bond Fund    41

Notes to Financial Statements (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

42

This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend

PGIM Corporate Bond Fund    43

Notes to Financial Statements (unaudited) (continued)

and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.45% of average daily net assets up to and including $5 billion;	0.45%
0.425% of average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through November 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

44

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.80%
C	1.55
R	1.05
Z	0.55
R6	0.55

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended January 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$1,226	$1
C	—	—

PGIM Corporate Bond Fund    45

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$2,210,631	$5,376,740

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$32,726,942	$108,067	$(3,751,433)	$(3,643,366)

46

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $181,000 as having been incurred in the following fiscal year (July 31, 2023).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R	1,144	100.0%
R6	869,842	91.6

PGIM Corporate Bond Fund    47

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	29.3%
Unaffiliated	3	51.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2023:
Shares sold	58,541	$572,880
Shares issued in reinvestment of dividends and distributions	13,539	129,631
Shares purchased	(53,523)	(517,551)
Net increase (decrease) in shares outstanding before conversion	18,557	184,960
Shares issued upon conversion from other share class(es)	7,300	71,750
Net increase (decrease) in shares outstanding	25,857	$256,710

Year ended July 31, 2022:
Shares sold	281,364	$3,214,051
Shares issued in reinvestment of dividends and distributions	29,127	329,258
Shares purchased	(140,698)	(1,549,962)
Net increase (decrease) in shares outstanding before conversion	169,793	1,993,347
Shares issued upon conversion from other share class(es)	13,058	147,576
Net increase (decrease) in shares outstanding	182,851	$2,140,923

Class C
Six months ended January 31, 2023:
Shares sold	10,111	$95,250
Shares issued in reinvestment of dividends and distributions	1,327	12,679
Shares purchased	(8,421)	(80,418)
Net increase (decrease) in shares outstanding before conversion	3,017	27,511
Shares purchased upon conversion into other share class(es)	(3,134)	(30,559)
Net increase (decrease) in shares outstanding	(117)	$(3,048)

Year ended July 31, 2022:
Shares sold	4,758	$56,004
Shares issued in reinvestment of dividends and distributions	4,314	49,395
Shares purchased	(44,406)	(502,194)
Net increase (decrease) in shares outstanding before conversion	(35,334)	(396,795)
Shares purchased upon conversion into other share class(es)	(7,053)	(84,984)
Net increase (decrease) in shares outstanding	(42,387)	$(481,779)

48

Share Class	Shares	Amount

Class R
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	20	$188
Net increase (decrease) in shares outstanding	20	$188

Year ended July 31, 2022:
Shares issued in reinvestment of dividends and distributions	47	$545
Net increase (decrease) in shares outstanding	47	$545

Class Z
Six months ended January 31, 2023:
Shares sold	215,055	$2,088,223
Shares issued in reinvestment of dividends and distributions	23,562	225,097
Shares purchased	(477,306)	(4,663,771)
Net increase (decrease) in shares outstanding before conversion	(238,689)	(2,350,451)
Shares purchased upon conversion into other share class(es)	(4,184)	(41,191)
Net increase (decrease) in shares outstanding	(242,873)	$(2,391,642)

Year ended July 31, 2022:
Shares sold	598,589	$6,778,032
Shares issued in reinvestment of dividends and distributions	67,257	767,208
Shares purchased	(807,839)	(9,380,870)
Net increase (decrease) in shares outstanding before conversion	(141,993)	(1,835,630)
Shares purchased upon conversion into other share class(es)	(6,036)	(62,592)
Net increase (decrease) in shares outstanding	(148,029)	$(1,898,222)

Class R6
Six months ended January 31, 2023:
Shares sold	27,277	$270,877
Shares issued in reinvestment of dividends and distributions	23,668	225,722
Shares purchased	(374,871)	(3,613,242)
Net increase (decrease) in shares outstanding	(323,926)	$(3,116,643)

Year ended July 31, 2022:
Shares sold	112,660	$1,255,948
Shares issued in reinvestment of dividends and distributions	62,070	704,732
Shares purchased	(167,228)	(1,864,816)
Net increase (decrease) in shares outstanding	7,502	$95,864

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Corporate Bond Fund    49

Notes to Financial Statements (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 – 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer,

50

guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

PGIM Corporate Bond Fund    51

Notes to Financial Statements (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

52

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

PGIM Corporate Bond Fund    53

Notes to Financial Statements (unaudited) (continued)

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. The Fund may have investments linked to other interbank offered rates that may also cease to be published in the future. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

54

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR as well as loan facilities used by the Fund. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

PGIM Corporate Bond Fund    55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 534432
	Services LLC	Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher	787 Seventh Avenue
	LLP	New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Corporate Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PCWAX	PCWCX	PCWRX	TGMBX	PCWQX

CUSIP	875921694	875921686	875921660	875921702	875921678

MF229E2

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND

SEMIANNUAL REPORT

JANUARY 31, 2023

 To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Small-Cap Value Fund informative and useful. The report covers performance for the six-month period ended January 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Small-Cap Value Fund

March 15, 2023

PGIM Quant Solutions Small-Cap Value Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23	Average Annual Total Returns as of 1/31/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	3.53	-5.09	3.61	N/A	6.21 (02/14/2014)

Class C	2.82	-1.42	3.66	N/A	5.63 (06/19/2015)

Class R	3.42	0.23	4.59	8.29	—

Class Z	3.72	0.76	5.17	8.87	—

Class R2	3.53	0.43	4.75	N/A	4.72 (12/28/2017)

Class R4	3.70	0.70	5.02	N/A	4.98 (12/28/2017)

Class R6	3.75	0.89	5.26	N/A	7.65 (09/25/2014)

Russell 2000 Value Index

	3.29	-0.52	5.78	8.84	—

Russell 2000 Index

	3.25	-3.38	5.54	9.36	—

	Average Annual Total Returns as of 1/31/23 Since Inception (%)

		Class A (02/14/2014)	Class C (06/19/2015)	Class R2, Class R4 (12/28/2017)	Class R6 (09/25/2014)

Russell 2000 Value Index		7.46	7.65	5.94	8.20

Russell 2000 Index		7.56	7.29	5.98	8.41

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000® Value Index measures the performance of the small cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to book ratios, lower forecasted 2-year growth and lower 5-year sales-per-share growth.

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Small-Cap Value Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/23

Ten Largest Holdings	Line of Business	% of Net Assets

Essent Group Ltd.	Thrifts & Mortgage Finance	0.9%

Kite Realty Group Trust	Equity Real Estate Investment Trusts (REITs)	0.9%

Radian Group, Inc.	Thrifts & Mortgage Finance	0.8%

Taylor Morrison Home Corp.	Household Durables	0.8%

Jackson Financial, Inc. (Class A Stock)	Diversified Financial Services	0.8%

Macerich Co. (The)	Equity Real Estate Investment Trusts (REITs)	0.8%

Sabra Health Care REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	0.8%

Valley National Bancorp	Banks	0.8%

Goodyear Tire & Rubber Co. (The)	Auto Components	0.8%

Old National Bancorp	Banks	0.7%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Small-Cap Value Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Small-Cap Value Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,035.30	1.11%	$ 5.69

	Hypothetical	$1,000.00	$1,019.61	1.11%	$ 5.65

Class C	Actual	$1,000.00	$1,028.20	2.49%	$12.73

	Hypothetical	$1,000.00	$1,012.65	2.49%	$12.63

Class R	Actual	$1,000.00	$1,034.20	1.31%	$ 6.72

	Hypothetical	$1,000.00	$1,018.60	1.31%	$ 6.67

Class Z	Actual	$1,000.00	$1,037.20	0.83%	$ 4.26

	Hypothetical	$1,000.00	$1,021.02	0.83%	$ 4.23

Class R2	Actual	$1,000.00	$1,035.30	1.14%	$ 5.85

	Hypothetical	$1,000.00	$1,019.46	1.14%	$ 5.80

Class R4	Actual	$1,000.00	$1,037.00	0.89%	$ 4.57

	Hypothetical	$1,000.00	$1,020.72	0.89%	$ 4.53

Class R6	Actual	$1,000.00	$1,037.50	0.68%	$ 3.49
	Hypothetical	$1,000.00	$1,021.78	0.68%	$ 3.47

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of January 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 99.6%

Aerospace & Defense 0.2%
V2X, Inc.*	16,000	$706,560

Air Freight & Logistics 0.0%
Air Transport Services Group, Inc.*	7,700	217,987

Airlines 0.6%
SkyWest, Inc.*	131,468	2,729,276

Auto Components 0.8%
Goodyear Tire & Rubber Co. (The)*	304,900	3,430,125
Motorcar Parts of America, Inc.*(a)	19,500	283,920

		3,714,045

Banks 19.7%
Ameris Bancorp	60,600	2,857,896
Associated Banc-Corp.	126,600	2,837,106
Atlantic Union Bankshares Corp.	55,800	2,158,902
Banc of California, Inc.	47,100	820,482
BankUnited, Inc.(a)	82,500	3,105,300
Bankwell Financial Group, Inc.	1,400	41,398
Brookline Bancorp, Inc.	95,800	1,253,064
Business First Bancshares, Inc.	2,300	47,702
Byline Bancorp, Inc.	42,100	1,044,080
Cadence Bank	19,200	491,136
Capstar Financial Holdings, Inc.	2,700	47,007
Cathay General Bancorp(a)	36,000	1,582,560
Civista Bancshares, Inc.	4,500	97,650
CNB Financial Corp.	35,199	849,000
Columbia Banking System, Inc.(a)	82,700	2,556,257
Community Trust Bancorp, Inc.	33,566	1,446,023
ConnectOne Bancorp, Inc.	70,800	1,682,916
CrossFirst Bankshares, Inc.*	8,500	114,750
Customers Bancorp, Inc.*	42,200	1,281,614
Dime Community Bancshares, Inc.	20,300	605,346
Eagle Bancorp, Inc.	39,300	1,866,357
Enterprise Financial Services Corp.	14,700	783,804
Financial Institutions, Inc.	76,827	1,898,395
First Bancshares, Inc. (The)	9,400	288,110
First Busey Corp.	57,200	1,365,364
First Commonwealth Financial Corp.(a)	84,700	1,245,937
First Financial Bancorp	115,151	2,916,775
First Financial Corp.	27,259	1,224,474

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	9

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
First Foundation, Inc.	59,300	$920,929
First Internet Bancorp	1,800	47,322
First Merchants Corp.	22,800	972,192
First Mid Bancshares, Inc.	1,300	41,769
First of Long Island Corp. (The)	8,500	150,110
Flushing Financial Corp.	38,100	731,139
Fulton Financial Corp.	140,400	2,348,892
Great Southern Bancorp, Inc.	2,263	132,250
Hancock Whitney Corp.	35,400	1,822,392
Hanmi Financial Corp.	41,178	959,036
HarborOne Bancorp, Inc.	11,100	151,404
Heartland Financial USA, Inc.	50,204	2,483,592
Hilltop Holdings, Inc.	36,203	1,183,838
HomeStreet, Inc.	24,800	683,736
HomeTrust Bancshares, Inc.	2,600	70,200
Hope Bancorp, Inc.	177,716	2,290,759
Horizon Bancorp, Inc.	43,931	687,081
Independent Bank Corp.	900	71,721
Independent Bank Group, Inc.(a)	21,100	1,293,430
Metropolitan Bank Holding Corp.*	1,200	71,256
Midland States Bancorp, Inc.	32,800	835,744
MidWestOne Financial Group, Inc.	5,062	157,681
Northwest Bancshares, Inc.	30,000	424,200
OceanFirst Financial Corp.	72,700	1,738,984
OFG Bancorp (Puerto Rico)	32,600	922,906
Old National Bancorp	191,043	3,343,253
Pacific Premier Bancorp, Inc.	79,000	2,554,860
Peapack-Gladstone Financial Corp.	38,179	1,416,059
Peoples Bancorp, Inc.	12,900	382,743
Premier Financial Corp.	62,482	1,563,300
QCR Holdings, Inc.	14,200	746,352
RBB Bancorp	2,000	40,280
Renasant Corp.	33,900	1,206,162
S&T Bancorp, Inc.	23,963	871,774
Sandy Spring Bancorp, Inc.(a)	55,300	1,869,140
Silvergate Capital Corp. (Class A Stock)*(a)	39,500	562,480
Simmons First National Corp. (Class A Stock)(a)	112,300	2,505,413
SouthState Corp.	21,485	1,710,206
Towne Bank	46,800	1,425,996
United Bankshares, Inc.(a)	18,300	735,660
Univest Financial Corp.	29,200	792,780
Valley National Bancorp(a)	298,000	3,540,240
Veritex Holdings, Inc.	52,300	1,472,245

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)
Washington Federal, Inc.	69,000	$2,446,740
WesBanco, Inc.	62,648	2,328,626

		89,216,277

Beverages 0.2%
Molson Coors Beverage Co. (Class B Stock)	19,500	1,025,310

Biotechnology 1.6%
Emergent BioSolutions, Inc.*(a)	194,100	2,560,179
iTeos Therapeutics, Inc.*	115,200	2,407,680
Vanda Pharmaceuticals, Inc.*	158,100	1,214,208
Vir Biotechnology, Inc.*(a)	43,400	1,282,470

		7,464,537

Building Products 0.7%
American Woodmark Corp.*	24,500	1,403,605
AZZ, Inc.	9,400	399,312
Resideo Technologies, Inc.*	80,400	1,546,092

		3,349,009

Capital Markets 0.5%
Oppenheimer Holdings, Inc. (Class A Stock)	49,500	2,356,695

Chemicals 1.9%
Intrepid Potash, Inc.*(a)	48,600	1,590,678
Mativ Holdings, Inc.(a)	49,500	1,364,220
Minerals Technologies, Inc.	5,000	347,250
Trinseo PLC(a)	77,200	2,142,300
Tronox Holdings PLC (Class A Stock)	189,000	3,241,350

		8,685,798

Commercial Services & Supplies 2.3%
ACCO Brands Corp.	372,441	2,365,000
BrightView Holdings, Inc.*	202,200	1,607,490
CoreCivic, Inc.*	231,900	2,467,416
Deluxe Corp.	8,400	167,916
GEO Group, Inc. (The)*	249,400	2,868,100
Harsco Corp.*	105,600	838,464

		10,314,386

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	11

Schedule of Investments  (unaudited)  (continued)

as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 0.0%
NetScout Systems, Inc.*	1,400	$44,940

Construction & Engineering 0.6%
Northwest Pipe Co.*	30,200	1,129,480
Primoris Services Corp.	44,200	1,175,720
Tutor Perini Corp.*	31,500	288,855

		2,594,055

Consumer Finance 3.9%
Bread Financial Holdings, Inc.	65,200	2,675,156
Encore Capital Group, Inc.*(a)	41,591	2,317,450
Enova International, Inc.*	60,200	2,748,130
Green Dot Corp. (Class A Stock)*	58,400	1,055,872
LendingClub Corp.*	123,600	1,197,684
Navient Corp.	166,200	3,152,814
Nelnet, Inc. (Class A Stock)	29,953	2,860,212
PRA Group, Inc.*	43,600	1,754,464

		17,761,782

Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.*	36,400	1,389,752
American Public Education, Inc.*	15,100	182,861
Graham Holdings Co. (Class B Stock)	2,800	1,829,268
Perdoceo Education Corp.*	133,000	1,991,010

		5,392,891

Diversified Financial Services 1.0%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	51,700	890,791
Jackson Financial, Inc. (Class A Stock)(a)	83,000	3,655,320

		4,546,111

Diversified Telecommunication Services 1.6%
EchoStar Corp. (Class A Stock)*(a)	132,200	2,473,462
Frontier Communications Parent, Inc.*(a)	20,100	595,161
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	148,900	1,465,176
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	171,700	1,691,245
Lumen Technologies, Inc.	209,000	1,097,250

		7,322,294

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.9%
Kimball Electronics, Inc.*	4,000	$102,080
ScanSource, Inc.*	34,700	1,142,671
TTM Technologies, Inc.*	180,500	2,837,460

		4,082,211

Energy Equipment & Services 0.5%
Bristow Group, Inc.*	30,800	940,632
Helmerich & Payne, Inc.	5,700	276,108
National Energy Services Reunited Corp.*	126,400	955,584

		2,172,324

Equity Real Estate Investment Trusts (REITs) 14.2%
Acadia Realty Trust	99,500	1,545,235
Apple Hospitality REIT, Inc.	168,700	2,991,051
Braemar Hotels & Resorts, Inc.	81,400	431,420
Brandywine Realty Trust	321,800	2,111,008
Broadstone Net Lease, Inc.	139,900	2,533,589
Chatham Lodging Trust	5,500	78,155
City Office REIT, Inc.	122,600	1,206,384
CTO Realty Growth, Inc.(a)	98,383	1,932,242
DiamondRock Hospitality Co.	224,500	2,161,935
Easterly Government Properties, Inc.(a)	118,700	1,927,688
Empire State Realty Trust, Inc. (Class A Stock)(a)	242,600	2,023,284
Franklin Street Properties Corp.	555,200	1,710,016
Global Medical REIT, Inc.	60,000	673,800
Global Net Lease, Inc.	207,100	3,096,145
Hersha Hospitality Trust (Class A Stock)	55,500	510,600
Independence Realty Trust, Inc.	24,200	455,686
Industrial Logistics Properties Trust	182,600	805,266
iStar, Inc.	174,300	1,617,504
Kite Realty Group Trust	184,000	3,992,800
Macerich Co. (The)(a)	262,894	3,612,164
Necessity Retail REIT, Inc. (The)	213,800	1,460,254
Office Properties Income Trust	141,318	2,425,017
Paramount Group, Inc.	381,700	2,461,965
Pebblebrook Hotel Trust(a)	199,400	3,270,160
Physicians Realty Trust	53,200	843,752
Piedmont Office Realty Trust, Inc. (Class A Stock)	259,900	2,754,940
RLJ Lodging Trust	242,300	3,045,711
RPT Realty	153,300	1,606,584
Sabra Health Care REIT, Inc.	263,800	3,561,300
Safehold, Inc.	12,791	447,173
Service Properties Trust(a)	300,900	2,681,019

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	13

 Schedule of Investments  (unaudited) (continued)

   as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Hotel Properties, Inc.	113,800	$969,576
Sunstone Hotel Investors, Inc.	29,400	323,106
Whitestone REIT	71,600	745,356
Xenia Hotels & Resorts, Inc.	151,600	2,258,840

		64,270,725

Food & Staples Retailing 0.7%
Ingles Markets, Inc. (Class A Stock)	6,105	579,975
United Natural Foods, Inc.*(a)	35,500	1,477,510
Village Super Market, Inc. (Class A Stock)	53,300	1,239,758

		3,297,243

Food Products 0.9%
Fresh Del Monte Produce, Inc.	51,200	1,464,320
Seaboard Corp.	200	784,100
Seneca Foods Corp. (Class A Stock)*	28,100	1,756,250

		4,004,670

Health Care Equipment & Supplies 1.0%
Avanos Medical, Inc.*	96,300	2,950,632
Bioventus, Inc. (Class A Stock)*	49,300	96,628
Cue Health, Inc.*(a)	110,300	288,986
Enovis Corp.*	4,466	281,135
QuidelOrtho Corp.*	13,300	1,138,613

		4,755,994

Health Care Providers & Services 1.9%
AdaptHealth Corp.*(a)	103,700	2,222,291
Fulgent Genetics, Inc.*	77,900	2,631,462
National HealthCare Corp.	23,300	1,387,282
OPKO Health, Inc.*(a)	157,800	203,562
Owens & Minor, Inc.*	60,500	1,194,270
Pediatrix Medical Group, Inc.*	36,500	560,275
PetIQ, Inc.*	18,700	221,408

		8,420,550

Health Care Technology 0.2%
Multiplan Corp.*(a)	841,300	1,110,516

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.3%
Biglari Holdings, Inc. (Class B Stock)*	6,690	$1,090,938
El Pollo Loco Holdings, Inc.	18,100	222,087

		1,313,025

Household Durables 4.6%
Beazer Homes USA, Inc.*	101,400	1,659,918
Century Communities, Inc.	19,400	1,187,280
Green Brick Partners, Inc.*	50,800	1,584,960
KB Home(a)	81,200	3,122,140
La-Z-Boy, Inc.	41,500	1,179,845
M/I Homes, Inc.*	14,400	861,120
MDC Holdings, Inc.	78,900	2,979,264
Meritage Homes Corp.*	14,400	1,550,736
Taylor Morrison Home Corp.*	103,400	3,701,720
Tri Pointe Homes, Inc.*	135,400	2,990,986

		20,817,969

Insurance 2.1%
American Equity Investment Life Holding Co.	66,600	3,173,490
Employers Holdings, Inc.	17,998	789,572
Genworth Financial, Inc. (Class A Stock)*	197,100	1,087,992
National Western Life Group, Inc. (Class A Stock)(a)	9,400	2,601,920
Stewart Information Services Corp.(a)	36,800	1,757,936
United Fire Group, Inc.	8,100	255,069

		9,665,979

IT Services 0.2%
Conduent, Inc.*	177,000	844,290

Leisure Products 0.7%
Vista Outdoor, Inc.*	103,900	3,049,465

Life Sciences Tools & Services 0.3%
Syneos Health, Inc.*	32,500	1,167,400

Machinery 0.5%
Gates Industrial Corp. PLC*	93,100	1,229,851
Manitowoc Co., Inc. (The)*	60,300	826,110

		2,055,961

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	15

 Schedule of Investments  (unaudited) (continued)

   as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Marine 3.2%
Costamare, Inc. (Monaco)(a)	235,700	$2,392,355
Eagle Bulk Shipping, Inc.(a)	50,200	2,875,456
Eneti, Inc.	20,600	218,154
Genco Shipping & Trading Ltd.	156,300	2,835,282
Golden Ocean Group Ltd. (Norway)(a)	289,200	2,770,536
Matson, Inc.	48,900	3,233,268

		14,325,051

Media 1.7%
Advantage Solutions, Inc.*	124,200	321,678
AMC Networks, Inc. (Class A Stock)*	50,100	927,351
DISH Network Corp. (Class A Stock)*	68,900	991,471
EW Scripps Co. (The) (Class A Stock)*(a)	175,100	2,617,745
Gannett Co., Inc.*	25,700	58,082
Gray Television, Inc.	167,000	2,164,320
Scholastic Corp.	13,400	592,816

		7,673,463

Metals & Mining 2.4%
Olympic Steel, Inc.	6,200	274,288
Ryerson Holding Corp.	21,600	824,472
Schnitzer Steel Industries, Inc. (Class A Stock)	67,700	2,290,968
SSR Mining, Inc. (Canada)	31,000	525,140
SunCoke Energy, Inc.	235,800	2,148,138
TimkenSteel Corp.*	125,100	2,460,717
United States Steel Corp.(a)	42,600	1,213,674
Warrior Met Coal, Inc.	31,100	1,178,068

		10,915,465

Mortgage Real Estate Investment Trusts (REITs) 5.0%
AFC Gamma, Inc.	20,000	314,000
Apollo Commercial Real Estate Finance, Inc.(a)	234,283	2,851,224
Arbor Realty Trust, Inc.(a)	131,500	1,963,295
Ares Commercial Real Estate Corp.	33,200	407,696
ARMOUR Residential REIT, Inc.	138,800	871,664
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	139,200	3,318,528
BrightSpire Capital, Inc.	55,200	420,624
Broadmark Realty Capital, Inc.	143,400	628,092
Chicago Atlantic Real Estate Finance, Inc.	2,900	44,805
Chimera Investment Corp.(a)	245,200	1,787,508
Claros Mortgage Trust, Inc.	40,100	671,274
Dynex Capital, Inc.	75,835	1,092,782

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Ellington Financial, Inc.(a)	94,300	$1,294,739
Granite Point Mortgage Trust, Inc.	82,300	549,764
Invesco Mortgage Capital, Inc.	64,700	950,443
KKR Real Estate Finance Trust, Inc.	72,800	1,159,704
Ladder Capital Corp.	47,800	535,360
Nexpoint Real Estate Finance, Inc.	2,800	53,340
Orchid Island Capital, Inc.	39,900	486,381
Ready Capital Corp.	118,972	1,574,000
TPG RE Finance Trust, Inc.	44,900	391,079
Two Harbors Investment Corp.	64,450	1,156,233

		22,522,535

Multi-Utilities 0.1%
NorthWestern Corp.	6,000	340,800

Oil, Gas & Consumable Fuels 5.8%
Alto Ingredients, Inc.*	109,600	371,544
Berry Corp.	188,800	1,736,960
Callon Petroleum Co.*(a)	38,700	1,646,685
Chord Energy Corp.	16,200	2,321,946
Civitas Resources, Inc.	49,500	3,294,225
Crescent Energy Co. (Class A Stock)	3,400	41,004
Dorian LPG Ltd.	96,000	1,905,600
DT Midstream, Inc.	3,700	202,242
Earthstone Energy, Inc. (Class A Stock)*(a)	78,900	1,096,710
Murphy Oil Corp.	15,000	654,150
PBF Energy, Inc. (Class A Stock)	62,100	2,607,579
Permian Resources Corp.(a)	211,100	2,294,657
REX American Resources Corp.*	32,000	1,047,040
Scorpio Tankers, Inc. (Monaco)	50,900	2,436,583
SFL Corp. Ltd. (Norway)	145,500	1,481,190
SilverBow Resources, Inc.*(a)	21,100	554,297
Vital Energy, Inc.*(a)	21,700	1,221,276
World Fuel Services Corp.	47,000	1,330,100

		26,243,788

Paper & Forest Products 0.5%
Clearwater Paper Corp.*	64,600	2,494,206

Pharmaceuticals 0.6%
Amneal Pharmaceuticals, Inc.*	361,500	795,300

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	17

 Schedule of Investments  (unaudited) (continued)

   as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Atea Pharmaceuticals, Inc.*(a)	234,200	$1,084,346
Innoviva, Inc.*	53,500	676,775

		2,556,421

Professional Services 0.3%
Kelly Services, Inc. (Class A Stock)	66,700	1,207,270

Real Estate Management & Development 1.5%
Anywhere Real Estate, Inc.*(a)	261,500	2,217,520
Forestar Group, Inc.*	108,300	1,611,504
Newmark Group, Inc. (Class A Stock)	119,300	1,022,401
RE/MAX Holdings, Inc. (Class A Stock)	85,300	1,945,693
Stratus Properties, Inc.	2,400	52,848

		6,849,966

Road & Rail 0.6%
Covenant Logistics Group, Inc.	45,000	1,492,200
Knight-Swift Transportation Holdings, Inc.	21,200	1,252,920

		2,745,120

Semiconductors & Semiconductor Equipment 0.8%
Alpha & Omega Semiconductor Ltd.*(a)	55,800	1,839,168
Photronics, Inc.*	96,500	1,748,580

		3,587,748

Software 0.6%
Adeia, Inc.	106,800	1,169,460
Cleanspark, Inc.*	23,800	75,446
Ebix, Inc.(a)	66,000	1,257,960

		2,502,866

Specialty Retail 3.7%
Aaron’s Co., Inc. (The)	141,400	2,071,510
Big 5 Sporting Goods Corp.(a)	75,000	749,250
Conn’s, Inc.*	141,600	1,332,456
Container Store Group, Inc. (The)*	213,000	1,109,730
Foot Locker, Inc.(a)	75,700	3,293,707
Genesco, Inc.*	15,100	729,179
Group 1 Automotive, Inc.	12,400	2,651,740
MarineMax, Inc.*(a)	62,900	1,965,625

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
OneWater Marine, Inc. (Class A Stock)*	2,200	$72,028
TravelCenters of America, Inc.*	45,100	2,052,952
Zumiez, Inc.*(a)	21,500	555,345

		16,583,522

Technology Hardware, Storage & Peripherals 0.3%
Xerox Holdings Corp.(a)	89,300	1,462,734

Textiles, Apparel & Luxury Goods 0.1%
G-III Apparel Group Ltd.*	24,000	406,080

Thrifts & Mortgage Finance 4.7%
Enact Holdings, Inc.	52,100	1,310,315
Essent Group Ltd.	96,100	4,231,283
Kearny Financial Corp.	9,400	88,172
Merchants Bancorp	3,200	92,064
Mr. Cooper Group, Inc.*(a)	41,100	1,890,189
NMI Holdings, Inc. (Class A Stock)*	97,400	2,262,602
Northfield Bancorp, Inc.	34,300	512,785
PennyMac Financial Services, Inc.	47,115	3,176,493
Provident Financial Services, Inc.(a)	125,720	2,949,391
Radian Group, Inc.	168,466	3,723,099
TrustCo Bank Corp.	21,700	779,247
Waterstone Financial, Inc.	22,300	359,030

		21,374,670

Tobacco 0.1%
Universal Corp.	6,300	342,531

Trading Companies & Distributors 0.8%
BlueLinx Holdings, Inc.*	5,600	486,192
Boise Cascade Co.	1,800	134,946
Textainer Group Holdings Ltd. (China)(a)	83,700	2,837,430

		3,458,568

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	19

 Schedule of Investments  (unaudited) (continued)

   as of January 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.0%
Telephone & Data Systems, Inc.	182,400	$2,438,688
United States Cellular Corp.*(a)	84,500	2,066,870

		4,505,558

TOTAL COMMON STOCKS (cost $417,152,526)		450,568,637

EXCHANGE-TRADED FUND 0.3%
iShares Russell 2000 Value ETF(a) (cost $1,327,351)	8,900	1,353,423

TOTAL LONG-TERM INVESTMENTS (cost $418,479,877)		451,922,060

SHORT-TERM INVESTMENTS 19.9%

AFFILIATED MUTUAL FUND 19.7%
PGIM Institutional Money Market Fund (cost $88,983,938; includes $88,656,012 of cash collateral for securities on loan)(b)(we)	89,087,192	89,069,375

UNAFFILIATED FUND 0.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,051,423)	1,051,423	1,051,423

TOTAL SHORT-TERM INVESTMENTS (cost $90,035,361)		90,120,798

TOTAL INVESTMENTS 119.8% (cost $508,515,238)		542,042,858
Liabilities in excess of other assets (19.8)%		(89,503,768)

NET ASSETS 100.0%		$452,539,090

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.

See Notes to Financial Statements.

20

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,448,689; cash collateral of $88,656,012 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$706,560	$—	$—
Air Freight & Logistics	217,987	—	—
Airlines	2,729,276	—	—
Auto Components	3,714,045	—	—
Banks	89,216,277	—	—
Beverages	1,025,310	—	—
Biotechnology	7,464,537	—	—
Building Products	3,349,009	—	—
Capital Markets	2,356,695	—	—
Chemicals	8,685,798	—	—
Commercial Services & Supplies	10,314,386	—	—
Communications Equipment	44,940	—	—
Construction & Engineering	2,594,055	—	—
Consumer Finance	17,761,782	—	—
Diversified Consumer Services	5,392,891	—	—
Diversified Financial Services	4,546,111	—	—
Diversified Telecommunication Services	7,322,294	—	—
Electronic Equipment, Instruments & Components	4,082,211	—	—
Energy Equipment & Services	2,172,324	—	—
Equity Real Estate Investment Trusts (REITs)	64,270,725	—	—
Food & Staples Retailing	3,297,243	—	—
Food Products	4,004,670	—	—
Health Care Equipment & Supplies	4,755,994	—	—
Health Care Providers & Services	8,420,550	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	21

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Technology	$1,110,516	$—	$—
Hotels, Restaurants & Leisure	1,313,025	—	—
Household Durables	20,817,969	—	—
Insurance	9,665,979	—	—
IT Services	844,290	—	—
Leisure Products	3,049,465	—	—
Life Sciences Tools & Services	1,167,400	—	—
Machinery	2,055,961	—	—
Marine	14,325,051	—	—
Media	7,673,463	—	—
Metals & Mining	10,915,465	—	—
Mortgage Real Estate Investment Trusts (REITs)	22,522,535	—	—
Multi-Utilities	340,800	—	—
Oil, Gas & Consumable Fuels	26,243,788	—	—
Paper & Forest Products	2,494,206	—	—
Pharmaceuticals	2,556,421	—	—
Professional Services	1,207,270	—	—
Real Estate Management & Development.	6,849,966	—	—
Road & Rail	2,745,120	—	—
Semiconductors & Semiconductor Equipment	3,587,748	—	—
Software	2,502,866	—	—
Specialty Retail	16,583,522	—	—
Technology Hardware, Storage & Peripherals	1,462,734	—	—
Textiles, Apparel & Luxury Goods	406,080	—	—
Thrifts & Mortgage Finance	21,374,670	—	—
Tobacco	342,531	—	—
Trading Companies & Distributors	3,458,568	—	—
Wireless Telecommunication Services	4,505,558	—	—
Exchange-Traded Fund	1,353,423	—	—
Short-Term Investments
Affiliated Mutual Fund	89,069,375	—	—
Unaffiliated Fund	1,051,423	—	—

Total	$542,042,858	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Banks	19.7%
Affiliated Mutual Fund (19.6% represents investments purchased with collateral from securities on loan)	19.7

Equity Real Estate Investment Trusts (REITs)	14.2%
Oil, Gas & Consumable Fuels	5.8
Mortgage Real Estate Investment Trusts (REITs)	5.0
Thrifts & Mortgage Finance	4.7

See Notes to Financial Statements.

22

Industry Classification (continued):

Household Durables	4.6%
Consumer Finance	3.9
Specialty Retail	3.7
Marine	3.2
Metals & Mining	2.4
Commercial Services & Supplies	2.3
Insurance	2.1
Chemicals	1.9
Health Care Providers & Services	1.9
Media	1.7
Biotechnology	1.6
Diversified Telecommunication Services	1.6
Real Estate Management & Development	1.5
Diversified Consumer Services	1.2
Health Care Equipment & Supplies	1.0
Diversified Financial Services	1.0
Wireless Telecommunication Services	1.0
Electronic Equipment, Instruments & Components	0.9
Food Products	0.9
Auto Components	0.8
Semiconductors & Semiconductor Equipment	0.8
Trading Companies & Distributors	0.8
Building Products	0.7
Food & Staples Retailing	0.7
Leisure Products	0.7
Road & Rail	0.6
Airlines	0.6
Construction & Engineering	0.6
Pharmaceuticals	0.6

Software	0.6%
Paper & Forest Products	0.5
Capital Markets	0.5
Energy Equipment & Services	0.5
Machinery	0.5
Technology Hardware, Storage & Peripherals	0.3
Hotels, Restaurants & Leisure	0.3
Professional Services	0.3
Life Sciences Tools & Services	0.3
Exchange-Traded Fund	0.3
Health Care Technology	0.2
Beverages	0.2
IT Services	0.2
Aerospace & Defense	0.2
Unaffiliated Fund	0.2
Textiles, Apparel & Luxury Goods	0.1
Tobacco	0.1
Multi-Utilities	0.1
Air Freight & Logistics	0.0 *
Communications Equipment	0.0 *

119.8
Liabilities in excess of other assets	(19.8)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$89,448,689	$(88,656,012)	$792,677

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	23

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2023

Assets
Investments at value, including securities on loan of $89,448,689:
Unaffiliated investments (cost $419,531,300)	$452,973,483
Affiliated investments (cost $88,983,938)	89,069,375
Receivable for Fund shares sold	486,340
Dividends and interest receivable	262,723
Receivable for investments sold	20,480
Tax reclaim receivable	1,633
Prepaid expenses and other assets	18,684

Total Assets	542,832,718

Liabilities
Payable to broker for collateral for securities on loan	88,656,012
Payable for Fund shares purchased	694,999
Accrued expenses and other liabilities	633,621
Management fee payable	216,160
Distribution fee payable	69,858
Affiliated transfer agent fee payable	22,857
Trustees’ fees payable	121

Total Liabilities	90,293,628

Net Assets	$452,539,090

Net assets were comprised of:
Shares of beneficial interest, at par	$25,383
Paid-in capital in excess of par	413,864,744
Total distributable earnings (loss)	38,648,963

Net assets, January 31, 2023	$452,539,090

See Notes to Financial Statements.

24

Class A
Net asset value, redemption price per share, ($114,841,190 ÷ 6,408,130 shares of beneficial interest issued and outstanding)	$17.92
Maximum sales charge (5.50% of offering price)	1.04

Maximum offering price to public	$18.96

Class C
Net asset value, offering price and redemption price per share, ($2,540,784 ÷ 141,711 shares of beneficial interest issued and outstanding)	$17.93

Class R
Net asset value, offering price and redemption price per share, ($110,553,672 ÷ 6,283,855 shares of beneficial interest issued and outstanding)	$17.59

Class Z
Net asset value, offering price and redemption price per share, ($119,130,693 ÷ 6,659,640 shares of beneficial interest issued and outstanding)	$17.89

Class R2
Net asset value, offering price and redemption price per share, ($139,893 ÷ 7,821 shares of beneficial interest issued and outstanding)	$17.89

Class R4
Net asset value, offering price and redemption price per share, ($14,327 ÷ 800 shares of beneficial interest issued and outstanding)	$17.92

Class R6
Net asset value, offering price and redemption price per share, ($105,318,531 ÷ 5,880,785 shares of beneficial interest issued and outstanding)	$17.91

  Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	25

Statement of Operations  (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,639 foreign withholding tax)	$6,730,095
Income from securities lending, net (including affiliated income of $126,474)	149,399

Total income	6,879,494

Expenses
Management fee	1,346,760
Distribution fee(a)	580,783
Shareholder servicing fees(a)	82
Transfer agent’s fees and expenses (including affiliated expense of $60,233)(a)	288,849
Registration fees(a)	46,640
Shareholders’ reports	37,057
Custodian and accounting fees	36,767
Audit fee	14,115
Professional fees	11,160
Trustees’ fees	7,864
Miscellaneous	32,481

Total expenses	2,402,558
Less: Fee waiver and/or expense reimbursement(a)	(24,302)
Distribution fee waiver(a)	(161,783)

Net expenses	2,216,473

Net investment income (loss)	4,663,021

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $27,047)	24,077,400
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $56,593)	(16,381,659)

Net gain (loss) on investment transactions	7,695,741

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,358,762

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	165,157	12,747	402,772	—	107	—	—
Shareholder servicing fees	—	—	—	—	72	10	—
Transfer agent’s fees and expenses	106,699	6,358	78,951	94,448	185	51	2,157
Registration fees	8,117	4,282	4,870	13,933	3,056	3,056	9,326
Fee waiver and/or expense reimbursement	(5,505)	(128)	(5,370)	(6,142)	(3,214)	(3,101)	(842)
Distribution fee waiver	(27,526)	—	(134,257)	—	—	—	—

See Notes to Financial Statements.

26

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,663,021	$7,993,073
Net realized gain (loss) on investment transactions	24,077,400	108,566,672
Net change in unrealized appreciation (depreciation) on investments	(16,381,659)	(96,751,493)

Net increase (decrease) in net assets resulting from operations	12,358,762	19,808,252

Dividends and Distributions
Distributions from distributable earnings
Class A	(18,748,508)	(1,506,035)
Class C	(409,876)	(3,028)
Class R	(18,678,665)	(1,443,320)
Class Z	(20,760,965)	(2,904,008)
Class R2	(10,666)	(1,863)
Class R4	(2,323)	(172)
Class R6	(18,195,989)	(2,089,156)

	(76,806,992)	(7,947,582)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	31,033,223	145,378,381
Net asset value of shares issued in reinvestment of dividends and distributions	74,780,619	7,544,333
Cost of shares purchased	(82,897,260)	(337,769,381)

Net increase (decrease) in net assets from Fund share transactions	22,916,582	(184,846,667)

Total increase (decrease)	(41,531,648)	(172,985,997)

Net Assets:
Beginning of period	494,070,738	667,056,735

End of period	$452,539,090	$494,070,738

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	27

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.09		$20.70	$11.39	$16.46	$20.95	$21.32
Income (loss) from investment operations:
Net investment income (loss)	0.19	(b)	0.27	0.16	0.18	0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(c)	0.38	9.31	(4.35)	(3.17)	2.04
Total from investment operations	0.34		0.65	9.47	(4.17)	(2.94)	2.30
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.26)	(0.16)	(0.48)	(0.28)	(0.31)
Distributions from net realized gains	(3.12)		-	-	(0.42)	(1.27)	(2.36)
Total dividends and distributions	(3.51)		(0.26)	(0.16)	(0.90)	(1.55)	(2.67)
Net asset value, end of period	$17.92		$21.09	$20.70	$11.39	$16.46	$20.95
Total Return(d):	3.53%		3.17%	83.49%	(27.01)%	(13.47)%	11.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$114,841		$117,179	$123,223	$71,928	$116,090	$136,533
Average net assets (000)	$109,207		$123,533	$103,593	$92,527	$118,685	$133,270
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.11	%(f)	1.09%	1.11%	1.15%	1.07%	1.02%
Expenses before waivers and/or expense reimbursement	1.17	%(f)	1.15%	1.17%	1.21%	1.13%	1.08%
Net investment income (loss)	1.93	%(f)	1.25%	0.95%	1.31%	1.31%	1.27%
Portfolio turnover rate(g)	35%		62%	63%	53%	80%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.00		$20.63		$11.39	$16.48	$20.95	$21.32
Income (loss) from investment operations:
Net investment income (loss)	0.06		(-	)(b)(c)	- (c)	0.05	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.39		9.27	(4.40)	(3.20)	2.03
Total from investment operations	0.21		0.39		9.27	(4.35)	(3.08)	2.13
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.02)		(0.03)	(0.32)	(0.12)	(0.14)
Distributions from net realized gains	(3.12)		-		-	(0.42)	(1.27)	(2.36)
Total dividends and distributions	(3.28)		(0.02)		(0.03)	(0.74)	(1.39)	(2.50)
Net asset value, end of period	$17.93		$ 21.00		$ 20.63	$ 11.39	$16.48	$20.95
Total Return(d):	2.82%		1.89%		81.41%	27.80)%	(14.22)%	10.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,541		$2,685		$3,138	$5,782	$11,269	$36,638
Average net assets (000)	$2,529		$3,025		$6,774	$8,456	$24,635	$38,734
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.49	%(f)	2.36%		2.19%	2.22%	1.92%	1.81%
Expenses before waivers and/or expense reimbursement	2.50	%(f)	2.37%		2.20%	2.23%	1.93%	1.82%
Net investment income (loss)	0.58	%(f)	(0.01)%		0.01%	0.35%	0.66%	0.49%
Portfolio turnover rate(g)	35%		62%		63%	53%	80%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	29

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.75		$20.37	$11.23	$16.23	$20.66	$21.06
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.22	0.14	0.11	0.20	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14	(c)	0.38	9.15	(4.24)	(3.13)	2.01
Total from investment operations	0.31		0.60	9.29	(4.13)	(2.93)	2.22
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.22)	(0.15)	(0.45)	(0.23)	(0.26)
Distributions from net realized gains	(3.12)		-	-	(0.42)	(1.27)	(2.36)
Total dividends and distributions	(3.47)		(0.22)	(0.15)	(0.87)	(1.50)	(2.62)
Net asset value, end of period	$17.59		$20.75	$20.37	$11.23	$16.23	$20.66
Total Return(d):	3.42%		2.93%	83.14%	(27.08)%	(13.63)%	11.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$110,554		$113,963	$135,981	$110,953	$139,136	$162,502
Average net assets (000)	$106,530		$131,067	$137,399	$116,334	$143,139	$165,270
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.31	%(f)	1.29%	1.28%	1.31%	1.27%	1.26%
Expenses before waivers and/or expense reimbursement	1.57	%(f)	1.55%	1.54%	1.57%	1.53%	1.52%
Net investment income (loss)	1.75	%(f)	1.05%	0.88%	0.82%	1.16%	1.04%
Portfolio turnover rate(g)	35%		62%	63%	53%	80%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.09		$20.70	$11.40	$16.46	$20.95	$21.32
Income (loss) from investment operations:
Net investment income (loss)	0.22	(b)	0.33	0.23	0.29	0.30	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(c)	0.38	9.29	(4.38)	(3.18)	2.02
Total from investment operations	0.37		0.71	9.52	(4.09)	(2.88)	2.36
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.32)	(0.22)	(0.55)	(0.34)	(0.37)
Distributions from net realized gains	(3.12)		-	-	(0.42)	(1.27)	(2.36)
Total dividends and distributions	(3.57)		(0.32)	(0.22)	(0.97)	(1.61)	(2.73)
Net asset value, end of period	$17.89		$21.09	$20.70	$11.40	$16.46	$20.95
Total Return(d):	3.72%		3.42%	84.07%	(26.66)%	(13.11)%	11.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,131		$136,495	$177,808	$150,272	$622,093	$824,748
Average net assets (000)	$121,846		$165,086	$199,626	$307,558	$698,954	$862,416
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83	%(f)	0.79%	0.77%	0.73%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	0.84	%(f)	0.80%	0.78%	0.74%	0.70%	0.70%
Net investment income (loss)	2.26	%(f)	1.56%	1.34%	2.05%	1.72%	1.62%
Portfolio turnover rate(g)	35%		62%	63%	53%	80%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	31

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,				December 28, 2017(a) through July 31, 2018
			2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.05		$20.65	$11.38	$16.43	$20.91	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.28	0.19	0.17	0.23	0.09
Net realized and unrealized gain (loss)
on investment and foreign currency transactions	0.30		0.37	9.25	(4.32)	(3.18)	0.38
Total from investment operations	0.34		0.65	9.44	(4.15)	(2.95)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.25)	(0.17)	(0.48)	(0.26)	-
Distributions from net realized gains	(3.12)		-	-	(0.42)	(1.27)	-
Total dividends and distributions	(3.50)		(0.25)	(0.17)	(0.90)	(1.53)	-
Net asset value, end of period	$17.89		$21.05	$20.65	$11.38	$16.43	$20.91
Total Return(c):	3.53%		3.11%	83.38%	(26.96)%	(13.54)%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$140		$73	$157	$292	$375	$18
Average net assets (000)	$85		$154	$192	$302	$184	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14	%(e)	1.14%	1.14%	1.15%	1.14%	1.14	%(e)
Expenses before waivers and/or expense reimbursement	8.64	%(e)	5.21%	5.24%	6.28%	8.15%	187.96	%(e)
Net investment income (loss)	0.37	%(e)	1.30%	1.21%	1.26%	1.35%	0.72	%(e)
Portfolio turnover rate(f)	35%		62%	63%	53%	80%	70%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R4 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,				December 28, 2017(a) through July 31, 2018
			2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.10		$20.71	$11.40	$16.46	$20.94	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.21	(c)	0.37	0.31	0.16	0.27	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16	(d)	0.32	9.20	(4.28)	(3.18)	0.39
Total from investment operations	0.37		0.69	9.51	(4.12)	(2.91)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.30)	(0.20)	(0.52)	(0.30)	-
Distributions from net realized gains	(3.12)		-	-	(0.42)	(1.27)	-
Total dividends and distributions	(3.55)		(0.30)	(0.20)	(0.94)	(1.57)	-
Net asset value, end of period	$17.92		$21.10	$20.71	$11.40	$16.46	$20.94
Total Return(e):	3.70%		3.29%	83.98%	(26.80)%	(13.31)%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$14	$245	$927	$9	$10
Average net assets (000)	$13		$41	$237	$918	$9	$10
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.89	%(g)	0.89%	0.89%	0.89%	0.89%	0.89	%(g)
Expenses before waivers and/or expense reimbursement	47.51	%(g)	15.86%	4.13%	2.60%	140.80%	270.32	%(g)
Net investment income (loss)	2.13	%(g)	1.78%	2.21%	1.16%	1.51%	0.95	%(g)
Portfolio turnover rate(h)	35%		62%	63%	53%	80%	70%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund	33

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2023		Year Ended July 31,
			2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.13		$20.73	$11.41	$16.47	$20.97	$21.34
Income (loss) from investment operations:
Net investment income (loss)	0.23	(b)	0.37	0.24	0.25	0.31	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14	(c)	0.38	9.31	(4.33)	(3.19)	2.04
Total from investment operations	0.37		0.75	9.55	(4.08)	(2.88)	2.38
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.35)	(0.23)	(0.56)	(0.35)	(0.39)
Distributions from net realized gains	(3.12)		-	-	(0.42)	(1.27)	(2.36)
Total dividends and distributions	(3.59)		(0.35)	(0.23)	(0.98)	(1.62)	(2.75)
Net asset value, end of period	$17.91		$21.13	$20.73	$11.41	$16.47	$20.97
Total Return(d):	3.75%		3.58%	84.26%	(26.60)%	(13.09)%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$105,319		$123,662	$226,506	$193,499	$351,429	$414,892
Average net assets (000)	$105,050		$143,522	$209,675	$259,226	$372,557	$361,244
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.68	%(f)	0.67%	0.66%	0.67%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.68	%(f)	0.67%	0.66%	0.67%	0.63%	0.63%
Net investment income (loss)	2.39	%(f)	1.74%	1.46%	1.83%	1.78%	1.64%
Portfolio turnover rate(g)	35%		62%	63%	53%	80%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Notes to Financial Statements  (unaudited)

1.    Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Small-Cap Value Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Quant Solutions Small-Cap Value Fund	35

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

36

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

PGIM Quant Solutions Small-Cap Value Fund	37

Notes to Financial Statements  (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

38

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “Subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $2 billion;	0.60%
0.575% of average daily net assets over $2 billion.

The Manager has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2023, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—

PGIM Quant Solutions Small-Cap Value Fund	39

Notes to Financial Statements  (unaudited) (continued)

Class	Expense Limitations
Z	—%
R2	1.14
R4	0.89
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2023 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended January 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

40

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$18,996	$ 5
C	—	15

PGIM Investments, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$155,117,133	$199,904,942

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2023, is presented as follows:

PGIM Quant Solutions Small-Cap Value Fund	41

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$124,998,012	$341,317,601	$377,329,878	$56,593	$27,047	$89,069,375	89,087,192	$126,474(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.     Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

The tax character of distributions paid during the tax year ended October 31, 2022 was $7,947,582 of ordinary income. The tax character of distributions paid during the tax year ended October 31, 2021 was $7,713,642 of ordinary income.

As of the latest tax year ended October 31, 2022, the accumulated undistributed earnings on a tax basis were $21,402,272 of ordinary income and $52,502,241 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$515,911,181	$76,488,783	$(50,357,106)	$26,131,677

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund utilized approximately $3,463,000 of it’s capital loss carryforward to offset net taxable gains realized in the tax year ended October 31, 2022.

42

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2022 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R	5,892,535	93.8%

R2	707	9.0

R4	715	89.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	22.9%

Unaffiliated	4	49.4

PGIM Quant Solutions Small-Cap Value Fund	43

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2023:
Shares sold	189,731	$3,335,007
Shares issued in reinvestment of dividends and distributions	1,148,652	18,435,859
Shares purchased	(483,421)	(8,908,069)
Net increase (decrease) in shares outstanding before conversion	854,962	12,862,797
Shares issued upon conversion from other share class(es)	5,755	106,869
Shares purchased upon conversion into other share class(es)	(9,232)	(177,006)
Net increase (decrease) in shares outstanding	851,485	$12,792,660

Year ended July 31, 2022:
Shares sold	466,481	$10,099,471
Shares issued in reinvestment of dividends and distributions	68,744	1,481,443
Shares purchased	(932,354)	(20,009,430)
Net increase (decrease) in shares outstanding before conversion	(397,129)	(8,428,516)
Shares issued upon conversion from other share class(es)	33,415	718,133
Shares purchased upon conversion into other share class(es)	(33,776)	(734,315)
Net increase (decrease) in shares outstanding	(397,490)	$(8,444,698)

Class C

Six months ended January 31, 2023:
Shares sold	9,547	$182,024
Shares issued in reinvestment of dividends and distributions	25,182	404,936
Shares purchased	(17,053)	(303,697)
Net increase (decrease) in shares outstanding before conversion	17,676	283,263
Shares purchased upon conversion into other share class(es)	(3,856)	(73,585)
Net increase (decrease) in shares outstanding	13,820	$209,678

Year ended July 31, 2022:
Shares sold	19,383	$420,322
Shares issued in reinvestment of dividends and distributions	138	2,988
Shares purchased	(31,942)	(677,141)
Net increase (decrease) in shares outstanding before conversion	(12,421)	(253,831)
Shares purchased upon conversion into other share class(es)	(11,807)	(254,336)
Net increase (decrease) in shares outstanding	(24,228)	$(508,167)

44

Share Class	Shares	Amount

Class R
Six months ended January 31, 2023:
Shares sold	180,177	$3,230,263
Shares issued in reinvestment of dividends and distributions	1,185,194	18,678,665
Shares purchased	(574,385)	(10,211,172)
Net increase (decrease) in shares outstanding	790,986	$11,697,756

Year ended July 31, 2022:
Shares sold	302,221	$6,307,893
Shares issued in reinvestment of dividends and distributions	67,985	1,443,319
Shares purchased	(1,553,114)	(33,295,586)
Net increase (decrease) in shares outstanding	(1,182,908)	$(25,544,374)

Class Z
Six months ended January 31, 2023:
Shares sold	513,039	$9,727,450
Shares issued in reinvestment of dividends and distributions	1,288,153	20,623,327
Shares purchased	(1,614,572)	(29,657,323)
Net increase (decrease) in shares outstanding before conversion	186,620	693,454
Shares issued upon conversion from other share class(es)	4,957	97,600
Shares purchased upon conversion into other share class(es)	(2,684)	(47,357)
Net increase (decrease) in shares outstanding	188,893	$743,697

Year ended July 31, 2022:
Shares sold	3,416,632	$74,632,922
Shares issued in reinvestment of dividends and distributions	134,437	2,893,080
Shares purchased	(5,678,442)	(122,050,825)
Net increase (decrease) in shares outstanding before conversion	(2,127,373)	(44,524,823)
Shares issued upon conversion from other share class(es)	37,785	816,711
Shares purchased upon conversion into other share class(es)	(29,434)	(631,173)
Net increase (decrease) in shares outstanding	(2,119,022)	$(44,339,285)

Class R2
Six months ended January 31, 2023:
Shares sold	12,992	$220,857
Shares issued in reinvestment of dividends and distributions	666	10,666
Shares purchased	(9,311)	(163,422)
Net increase (decrease) in shares outstanding	4,347	$68,101

Year ended July 31, 2022:
Shares sold	1,759	$37,354
Shares issued in reinvestment of dividends and distributions	87	1,863
Shares purchased	(5,951)	(127,675)
Net increase (decrease) in shares outstanding	(4,105)	$(88,458)

PGIM Quant Solutions Small-Cap Value Fund	45

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R4
Six months ended January 31, 2023:
Shares issued in reinvestment of dividends and distributions	145	$2,323
Shares purchased	—	(7)
Net increase (decrease) in shares outstanding	145	$2,316

Year ended July 31, 2022:
Shares sold	70	$1,495
Shares issued in reinvestment of dividends and distributions	8	172
Shares purchased	(11,256)	(234,125)
Net increase (decrease) in shares outstanding	(11,178)	$(232,458)

Class R6
Six months ended January 31, 2023:
Shares sold	743,572	$14,337,622
Shares issued in reinvestment of dividends and distributions	1,037,108	16,624,843
Shares purchased	(1,758,351)	(33,653,570)
Net increase (decrease) in shares outstanding before conversion	22,329	(2,691,105)
Shares issued upon conversion from other share class(es)	6,002	112,351
Shares purchased upon conversion into other share class(es)	(973)	(18,872)
Net increase (decrease) in shares outstanding	27,358	$(2,597,626)

Year ended July 31, 2022:
Shares sold	2,498,365	$53,878,924
Shares issued in reinvestment of dividends and distributions	79,920	1,721,468
Shares purchased	(7,653,885)	(161,374,599)
Net increase (decrease) in shares outstanding before conversion	(5,075,600)	(105,774,207)
Shares issued upon conversion from other share class(es)	8,887	193,335
Shares purchased upon conversion into other share class(es)	(5,138)	(108,355)
Net increase (decrease) in shares outstanding	(5,071,851)	$(105,689,227)

8.     Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000

46

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2023. The average daily balance for the 36 days that the Fund had loans outstanding during the period was approximately $1,509,583, borrowed at a weighted average interest rate of 4.60%. The maximum loan outstanding amount during the period was $6,257,000. At January 31, 2023, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For

PGIM Quant Solutions Small-Cap Value Fund	47

Notes to Financial Statements  (unaudited) (continued)

example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures

48

of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

PGIM Quant Solutions Small-Cap Value Fund	49

Notes to Financial Statements  (unaudited) (continued)

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

50

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Small-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	TSVAX	TRACX	TSVRX	TASVX	PSVDX	PSVKX	TSVQX
CUSIP	875921785	875921710	875921843	875921306	875921611	875921595	875921777

MF232E2

PGIM CORE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Core Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Core Bond Fund

March 15, 2023

PGIM Core Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-2.17	-12.50	-0.19	N/A	0.54 (02/17/2015)

Class C	-2.46	-11.16	-0.29	N/A	0.21 (02/17/2015)

Class R	-2.21	-9.84	0.20	N/A	0.70 (02/17/2015)

Class Z	-1.90	-9.18	0.79	0.99	—

Class R6	-1.90	-9.17	0.81	N/A	1.29 (02/17/2015)

Bloomberg US Aggregate Bond Index

	-2.37	-8.36	0.86	1.43	—

Average Annual Total Returns as of 1/31/23 Since Inception (%)
Class A, Class C, Class R, Class R6 (02/17/2015)

Bloomberg US Aggregate Bond Index	1.10

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Core Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.14	3.55	3.53

Class C	0.10	2.88	2.67

Class R	0.12	3.35	-33.48

Class Z	0.15	3.98	3.86

Class R6	0.15	3.99	3.96

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/23 (%)

AAA	66.4

AA	5.4

A	11.0

BBB	15.6

BB	0.1

Not Rated	0.8

Cash/Cash Equivalents	0.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Core Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Bond Fund		Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 978.30	0.65%	$3.24

	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

Class C	Actual	$1,000.00	$ 975.40	1.45%	$7.22

	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38

Class R	Actual	$1,000.00	$ 977.90	0.95%	$4.74

	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

Class Z	Actual	$1,000.00	$ 981.00	0.33%	$1.65

	Hypothetical	$1,000.00	$1,023.54	0.33%	$1.68

Class R6	Actual	$1,000.00	$ 981.00	0.32%	$1.60

	Hypothetical	$1,000.00	$1,023.59	0.32%	$1.63

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.4%

ASSET-BACKED SECURITIES 18.7%

Automobiles 4.6%

AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C	3.360%	02/18/25	177	$176,209
Series 2019-02, Class C	2.740	04/18/25	529	523,653
Series 2019-03, Class C	2.320	07/18/25	1,688	1,665,974
Series 2020-01, Class B	1.480	01/21/25	712	707,899
Series 2021-02, Class C	1.010	01/19/27	1,300	1,193,390
Series 2021-03, Class C	1.410	08/18/27	1,400	1,275,835
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,090,820
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	493,385
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,067,039
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,607,528
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,124,353
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,106,225
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,358,981
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,578,493
Series 2023-02A, Class A, 144A	5.200	10/20/27	2,000	2,008,463
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,006,682
Series 2021-04, Class C	1.380	07/15/27	800	714,560
Series 2022-01, Class C	2.200	11/15/27	1,300	1,196,980
Series 2022-01, Class D	2.470	07/17/28	600	531,010
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	1,300	1,260,352
Series 2019-01, Class A, 144A	3.520	07/15/30	600	590,647
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,122,244
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	999,485
Series 2021-01, Class B, 144A	1.610	10/17/33	630	562,481
Series 2021-02, Class B, 144A	1.910	05/15/34	600	532,047
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A	1.060	09/15/27	2,800	2,558,334
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class B, 144A	1.530	04/15/26	1,700	1,627,944
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	173,027
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,680,432
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A	1.210	12/26/25	2,200	2,046,693
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	4,924,685

See Notes to Financial Statements.

PGIM Core Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630%	09/14/27	4,100	$3,979,836
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,391,133
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C	1.460	09/15/25	93	93,176
Series 2020-03, Class C	1.120	01/15/26	757	751,480
Series 2020-04, Class C	1.010	01/15/26	756	747,888
Series 2021-02, Class C	0.900	06/15/26	1,100	1,075,402
Series 2021-02, Class D	1.350	07/15/27	2,300	2,162,875
Series 2021-03, Class C	0.950	09/15/27	2,000	1,939,104
Series 2021-04, Class C	1.260	02/16/27	2,800	2,674,999
Series 2022-01, Class C	2.560	04/17/28	1,800	1,728,155
Series 2023-01, Class C	5.090	05/15/30	800	798,230
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	928,554
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	585	582,176
Series 2019-A, Class C	2.380	12/15/25	300	294,532
Series 2021-A, Class C	1.090	11/15/27	600	548,684

				68,202,074

Collateralized Loan Obligations 12.3%

Allegro CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	6.188(c)	01/19/33	5,000	4,937,375
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.962(c)	07/15/34	6,500	6,389,500
Apres Static CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	5.862(c)	10/15/28	2,262	2,242,557
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.975(c)	10/21/34	6,500	6,373,071
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	01/20/32	5,000	4,935,126
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	07/20/34	3,100	3,046,873

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.908%(c)	01/20/34	11,750	$11,458,031
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.865(c)	07/18/30	980	967,920
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.986(c)	01/25/35	400	391,732
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.966(c)	04/24/34	5,500	5,368,000
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	12/19/32	3,250	3,188,959
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32	10,250	10,116,332
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	5.828(c)	04/20/31	1,000	984,244
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	07/20/34	7,000	6,878,200
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.988(c)	07/20/34	8,500	8,382,636
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.992(c)	10/17/31	1,000	991,600
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.932(c)	07/15/34	2,000	1,970,151
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	01/17/34	5,500	5,423,356
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.072(c)	07/15/29	179	177,698
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.982(c)	07/15/34	3,500	3,428,096
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	04/20/34	7,000	6,905,511

See Notes to Financial Statements.

PGIM Core Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.965%(c)	01/22/31	500	$494,801
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	5.956(c)	04/26/31	1,000	990,500
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	04/20/34	3,250	3,202,822
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.532(c)	02/05/31	248	246,395
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	6.162(c)	01/16/33	1,400	1,382,985
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	01/15/31	500	496,250
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.968(c)	07/20/34	5,250	5,166,525
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	5.645(c)	04/22/27	1,768	1,748,888
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.755(c)	10/21/30	11,456	11,363,101
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.935(c)	04/21/31	988	975,748
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.918(c)	07/19/28	289	286,742
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	07/20/31	1,250	1,235,302
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.912(c)	07/15/31	2,000	1,978,068
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	5.956(c)	06/20/34	9,750	9,564,277
Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	6.148(c)	01/25/32	2,500	2,468,241

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.095%(c)	10/13/31	8,355	$8,252,848
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.882(c)	01/15/33	3,500	3,429,019
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.858(c)	07/20/30	3,759	3,734,610
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.065(c)	10/22/30	919	910,271
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.052(c)	10/30/30	461	457,746
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.922(c)	01/17/31	1,000	994,679
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.805(c)	05/21/34	7,000	6,930,000
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.896(c)	06/20/34	6,500	6,392,159
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	5.993(c)	07/25/31	250	246,988
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.838(c)	04/20/31	990	977,916
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	6.128(c)	10/20/32	5,000	4,949,175
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.892(c)	01/26/31	1,000	989,500
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.032(c)	01/17/30	774	764,849
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	01/20/31	1,000	994,641

See Notes to Financial Statements.

PGIM Core Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	6.268%(c)	07/20/32	1,250	$1,236,107
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	6.002(c)	10/15/30	717	711,357
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.695(c)	01/18/29	539	535,275
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.971(c)	01/20/31	1,000	991,498
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	07/17/31	2,500	2,471,294
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.082(c)	04/15/30	203	200,476

				182,328,021

Consumer Loans 0.9%

Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	2,399	2,348,066
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32	392	389,587
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,316,824
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	5.039(c)	06/16/36	2,800	2,726,521
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,360	2,327,826
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28	1,339	1,256,757
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29	1,709	1,696,381

				13,061,962

Credit Cards 0.1%

Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,075,160

Equipment 0.2%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	733	714,321

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Equipment (cont’d.)

MMAF Equipment Finance LLC, (cont’d.)
Series 2018-A, Class A5, 144A	3.610%	03/10/42	200	$195,290
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	777,219
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,119,537

				2,806,367

Home Equity Loans 0.0%

Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	5.241(c)	08/25/35	115	115,034

Manufactured Housing 0.0%

Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	250	245,359

Other 0.1%

Home Partners of America Trust,
Series 2021-03, Class A, 144A	2.200	01/17/41	1,789	1,564,869

Student Loans 0.5%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	192	178,687
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	146	136,723
Series 2020-AGS, Class A, 144A	1.980	08/25/50	665	584,246
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	1,102	965,693
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	31	30,233
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	61	59,799
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	91	88,915
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	60	59,905
Series 2018-CA, Class A2, 144A	3.520	06/16/42	80	78,650
Series 2019-CA, Class A2, 144A	3.130	02/15/68	312	298,205
Series 2020-BA, Class A2, 144A	2.120	01/15/69	583	533,647
Series 2020-DA, Class A, 144A	1.690	05/15/69	448	407,121
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)	5.036(c)	05/25/70	1,840	1,791,662
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	306	294,967

See Notes to Financial Statements.

PGIM Core Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

SoFi Professional Loan Program LLC, (cont’d.)
Series 2019-A, Class A2FX, 144A	3.690%	06/15/48	464	$447,514
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	550	513,847
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	239	231,710
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,013	946,679
Series 2020-C, Class AFX, 144A	1.950	02/15/46	520	470,419

				8,118,622

TOTAL ASSET-BACKED SECURITIES (cost $287,405,793)				278,517,468

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.5%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,751,670
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,365,923
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	287,783
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	5,746	5,154,844
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	1,952,226
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,296,325
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,252,360
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	3,924,963
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,115,295
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,695,136
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,846,289
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,745,461
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	444,945
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	5.181(c)	03/15/37	6,000	5,573,281
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,728,978
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,630,220
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	968	930,564
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,097,223
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,344,049
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,514,454
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,128,610
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,182,702
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,281,065

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2021-B31, Class A4	2.420%	12/15/54	6,400	$5,380,883
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,573,550
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	434	402,519
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,368,267
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,850	2,723,857
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,822	1,711,598
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,162	1,115,068
Series 2016-C03, Class A3	2.896	11/15/49	900	833,077
Series 2016-P03, Class A3	3.063	04/15/49	4,535	4,323,691
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,588,033
Series 2019-C07, Class A3	2.860	12/15/72	1,120	999,015
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,642,290
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,454,378
Series 2015-PC01, Class A4	3.620	07/10/50	1,359	1,318,702
Series 2016-COR01, Class A3	2.826	10/10/49	792	742,806
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,161	1,064,976
Series 2021-C20, Class A2	2.486	03/15/54	5,553	4,752,612
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	603,518
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,830,286
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.358(cc)	07/25/28	58	57,126
Series 2019-M21, Class 3A1	2.100	06/25/34	6,053	5,493,025
Series 2019-M25, Class A1	2.142	11/25/29	714	695,634
FHLMC Multifamily Structured Pass-Through Certificates,
Series KW08, Class A2	3.600	01/25/29	4,500	4,354,513
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.208(c)	11/21/35	1,386	1,301,115
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	942	900,852
Series 2015-GC34, Class A3	3.244	10/10/48	4,166	3,977,248
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,802,752
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class A3A1	2.920	02/15/48	875	831,659

See Notes to Financial Statements.

PGIM Core Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A4	3.457%	03/15/50	284	$273,551
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	1,009	958,635
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	896	832,666
Series 2016-JP03, Class A4	2.627	08/15/49	646	597,724
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,188	1,115,182
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	835,585
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,666,419
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,690,111
Series 2018-C09, Class A3	3.854	03/15/51	750	715,784
Series 2018-C14, Class A3	4.180	12/15/51	1,172	1,130,126
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,878,987
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4	3.244	04/10/46	31	30,356
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,096,963
Series 2016-C35, Class A3	2.674	07/15/48	1,838	1,717,515
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,405,577
Series 2017-C38, Class A4	3.190	07/15/50	965	902,718
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	953,768
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,927,902
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,896,420
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,341,585
Series 2019-C52, Class A3	2.631	08/15/52	2,000	1,908,881
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,397,033
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,172,183

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $211,030,334)				185,533,087

CORPORATE BONDS 28.5%

Aerospace & Defense 0.6%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	306,074
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,412,719
Sr. Unsec’d. Notes	3.550	03/01/38	495	399,815
Sr. Unsec’d. Notes	3.625	02/01/31	5,450	4,994,292

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.850%	11/01/48	455	$343,403
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050	06/15/25	281	276,662
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A	5.696	09/16/23	375	374,438
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	30	29,316
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	450	441,885

				8,578,604

Agriculture 0.5%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	557,819
Gtd. Notes	3.400	02/04/41	2,010	1,412,381
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,641,663
Gtd. Notes	2.726	03/25/31	2,180	1,754,546
Gtd. Notes	3.557	08/15/27	455	424,383
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.950	06/15/25	1,510	1,463,003

				7,253,795

Airlines 0.1%

American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	66	56,844
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	587	511,638
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	294	263,108
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	398	329,576

				1,161,166

Auto Manufacturers 0.3%

BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250	09/15/23	645	634,056
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46	285	236,129

See Notes to Financial Statements.

PGIM Core Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Co.,
Sr. Unsec’d. Notes	6.250%	10/02/43	900	$896,624
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	459,265
Gtd. Notes	4.350	01/17/27	180	174,695
Sr. Unsec’d. Notes	2.700	08/20/27	375	336,684
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,338,831

				5,076,284

Banks 8.7%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	200	180,047
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	9,635	8,146,674
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,507,820
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,303,992
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,653,667
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	378,465
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,341,319
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	309,429
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	94,811
Sub. Notes, MTN	4.000	01/22/25	800	785,951
Sub. Notes, MTN	4.450	03/03/26	1,500	1,486,744
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	194,177
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,743,820
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	390,201
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	3,075	2,749,861
Sr. Unsec’d. Notes, 144A	1.675(ff)	06/30/27	1,425	1,271,980
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,193,419
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	395	367,786
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	665	601,256
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	938,546
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,495,384
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	578,361
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,208,858
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,179,133
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,204,755
Sr. Unsec’d. Notes	3.200	10/21/26	290	274,712

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.400%	05/01/26	350	$337,033
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	168,707
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	463,994
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	643,797
Sub. Notes	4.400	06/10/25	4,000	3,970,439
Sub. Notes	4.450	09/29/27	840	824,325
Sub. Notes	4.600	03/09/26	945	939,313
Sub. Notes	4.750	05/18/46	460	425,308
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	1,350	1,203,544
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	965,062
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	486,044
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,581,629
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	745,422
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	307,610
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,379,063
Discover Bank,
Sr. Unsec’d. Notes	4.200	08/08/23	250	248,700
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,752,482
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,005,647
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,124,438
Sr. Unsec’d. Notes	3.500	01/23/25	75	73,073
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,194,441
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,497,186
Sr. Unsec’d. Notes	3.850	01/26/27	475	459,480
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	120,593
Sub. Notes	5.150	05/22/45	335	331,631
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	200	196,403
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,609,406
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,595,540
Sr. Unsec’d. Notes	0.824(ff)	06/01/25	900	847,112
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,707,947
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	193,242
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,160,847
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,116,529

See Notes to Financial Statements.

PGIM Core Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.947%(ff)	02/24/28	215	$199,294
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	306,903
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,437,272
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	161,394
Sub. Notes	2.956(ff)	05/13/31	1,855	1,602,653
Sub. Notes	3.875	09/10/24	375	369,337
Sub. Notes	4.250	10/01/27	375	370,385
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,030,447
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	779,224
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	314,713
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	722,499
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	459,171
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	447,890
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,168,279
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,375,288
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,449,170
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	293,544
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	360,983
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,733,518
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,625,141
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	708,916
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	3,800	3,389,013
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	275	247,542
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	904,563
State Bank of India (India),
Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	624,040
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,399,317
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.254(c)	09/30/24	2,340	2,275,149
Truist Bank,
Sub. Notes	2.250	03/11/30	2,840	2,389,601
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,034,038
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,366,065
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,264,915

				129,067,419

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	180	$178,475
Gtd. Notes	4.900	02/01/46	650	628,765
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	975	1,022,449
Gtd. Notes	5.550	01/23/49	900	964,801
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	446,928
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	849,097
Diageo Capital PLC (United Kingdom),
Gtd. Notes	2.125	04/29/32	1,665	1,383,705
Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.200	05/01/30	1,450	1,310,721

				6,784,941

Biotechnology 0.0%

Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	2.500	09/01/23	220	216,791

Building Materials 0.1%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	12/15/47	395	344,431
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	757,111
Owens Corning,
Sr. Unsec’d. Notes	4.400	01/30/48	825	706,336

				1,807,878

Chemicals 0.1%

LYB International Finance BV,
Gtd. Notes	4.000	07/15/23	142	141,159
LYB International Finance III LLC,
Gtd. Notes	4.200	05/01/50	1,070	868,090
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45	248	243,994
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	197,190
Gtd. Notes	6.500	09/27/28	400	385,761

				1,836,194

See Notes to Financial Statements.

PGIM Core Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 0.4%

ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700%	11/01/23	580	$568,146
Gtd. Notes, 144A	4.500	02/15/45	75	67,122
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A	2.750	03/08/30	1,735	1,492,461
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	575	548,626
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	700	557,599
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	160	128,255
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	637	475,516
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017	3.394	02/15/48	365	304,963
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,131,846

				5,274,534

Computers 0.1%

Apple, Inc.,
Sr. Unsec’d. Notes	3.850	08/04/46	525	471,463
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,367,218

				1,838,681

Diversified Financial Services 0.4%

BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN	1.625	04/29/24	635	607,178
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,361,205
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,406,283
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	77,968
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608	07/14/31	565	455,885

				5,908,519

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 2.7%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN	2.000%	04/29/28	515	$459,895
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	830	751,993
Alabama Power Co.,
Sr. Unsec’d. Notes	2.800	04/01/25	75	71,731
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A	4.550	09/27/51	658	528,903
Ameren Illinois Co.,
First Mortgage	3.700	12/01/47	625	530,438
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,282,046
Sr. Unsec’d. Notes	3.350	05/15/50	485	346,893
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z	2.400	09/01/26	190	177,010
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	3.700	09/01/49	495	394,249
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29	305	262,700
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	1,600	1,468,300
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	33,381
First Mortgage	4.000	03/01/48	115	101,129
First Mortgage, Series 123	3.750	08/15/47	775	646,283
First Mortgage, Series 130	3.125	03/15/51	95	70,823
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	662,844
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	34,799
Consumers Energy Co.,
First Mortgage	3.250	08/15/46	155	120,241
Delmarva Power & Light Co.,
First Mortgage	4.150	05/15/45	60	52,715
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	51,536
DTE Electric Co.,
General Ref. Mortgage, Series A	4.050	05/15/48	370	328,712
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	350	327,388
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	135,650

See Notes to Financial Statements.

PGIM Core Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Duke Energy Corp., (cont’d.)
Sr. Unsec’d. Notes	3.950%	08/15/47	185	$149,042
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	576,499
First Mortgage	3.400	10/01/46	185	143,323
First Mortgage	4.200	07/15/48	205	183,147
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,204,264
First Mortgage	3.700	10/15/46	75	60,503
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	60	56,896
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	629,627
Gtd. Notes, 144A	3.500	04/06/28	475	435,021
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	166,975
Entergy Arkansas LLC,
First Mortgage	2.650	06/15/51	2,220	1,477,122
Entergy Louisiana LLC,
Collateral Trust	4.000	03/15/33	170	160,600
Entergy Texas, Inc.,
First Mortgage	4.500	03/30/39	1,000	931,136
Evergy, Inc.,
Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,046,673
Eversource Energy,
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	317,467
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	217	203,364
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	884,753
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	240	222,188
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	224,322
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24	1,360	1,353,200
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	198,763
First Mortgage	4.250	07/15/49	350	320,383
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	851	840,381
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	844,164

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000%	12/02/25	280	$252,123
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,042,510
Ohio Power Co.,
Sr. Unsec’d. Notes	4.150	04/01/48	250	219,735
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	60	57,767
PacifiCorp,
First Mortgage	2.700	09/15/30	890	793,315
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	131,947
First Mortgage	3.050	03/15/51	1,540	1,127,401
First Ref. Mortgage	4.800	10/15/43	120	114,597
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,321,599
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	235	176,060
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	209,288
First Mortgage, Series 34	3.200	03/01/50	720	557,598
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	342,572
First Mortgage, MTN	2.700	05/01/50	390	273,695
First Mortgage, MTN	3.200	05/15/29	1,265	1,180,984
First Mortgage, MTN	3.600	12/01/47	95	78,201
First Mortgage, MTN	3.700	05/01/28	590	574,658
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	1.600	08/15/30	1,155	927,049
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	1,132	998,066
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	420	375,325
Southern California Edison Co.,
First Mortgage	3.650	02/01/50	290	228,087
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	627,423
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	355	283,752
SP PowerAssets Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	436,254
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN	3.500	05/04/27	600	581,886

See Notes to Financial Statements.

PGIM Core Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Tucson Electric Power Co.,
Sr. Unsec’d. Notes	4.000%	06/15/50	1,315	$1,065,602
Union Electric Co.,
Sr. Sec’d. Notes	3.650	04/15/45	50	41,281
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	178,572
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	280,273
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,463,584
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.050	10/15/27	535	503,874
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/26	510	487,515

				40,402,065

Electronics 0.1%

Trimble, Inc.,
Sr. Unsec’d. Notes	4.150	06/15/23	770	767,504

Engineering & Construction 0.1%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	600	570,306
Sr. Sec’d. Notes, 144A	4.250	10/31/26	645	622,546
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	483,480

				1,676,332

Entertainment 0.1%

Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	1,570	1,340,451
Gtd. Notes, 144A	5.141	03/15/52	625	519,178
Gtd. Notes, 144A	5.391	03/15/62	315	262,190

				2,121,819

Foods 0.3%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29	280	298,366
Campbell Soup Co.,
Sr. Unsec’d. Notes	2.375	04/24/30	2,175	1,870,517

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Cencosud SA (Chile),
Gtd. Notes, 144A	4.375%	07/17/27	1,320	$1,263,735
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	1,005	878,199
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	53,206
Mars, Inc.,
Gtd. Notes, 144A	3.950	04/01/49	580	510,070

				4,874,093

Forest Products & Paper 0.1%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	612,672
Sr. Unsec’d. Notes	4.500	08/01/24	214	211,432
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	215,226

				1,039,330

Gas 0.2%

Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	1,200	939,528
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	305	264,067
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	785	624,365
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	440	416,329
Southern Co. Gas Capital Corp.,
Gtd. Notes	2.450	10/01/23	555	544,920

				2,789,209

Healthcare-Products 0.0%

Medtronic, Inc.,
Gtd. Notes	4.375	03/15/35	235	233,787

Healthcare-Services 0.9%

Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	97,735
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	921,984

See Notes to Financial Statements.

PGIM Core Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Aetna, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.750%	12/15/37	170	$192,389
AHS Hospital Corp.,
Unsec’d. Notes	5.024	07/01/45	200	205,657
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	215,070
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,861,487
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.950	12/01/29	595	532,134
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	67,060
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,440,722
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	740	549,859
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	795	608,108
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,147,829
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	362,429
Unsec’d. Notes, Series H	2.746	10/01/26	40	37,780
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,704,484
Sr. Unsec’d. Notes	3.500	03/30/25	190	184,645
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes	3.949	07/01/46	175	150,782
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	384,369
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	919,223
Sr. Unsec’d. Notes	3.750	07/15/25	90	88,767

				12,672,513

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.450	04/01/26	35	33,247

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.4%

Arch Capital Finance LLC,
Gtd. Notes	5.031%	12/15/46	95	$87,249
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43	100	95,876
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50	1,175	848,020
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,154,323
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	137,794
Gtd. Notes, 144A	3.951	10/15/50	450	349,914
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	115	119,778
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,475,999
Sr. Unsec’d. Notes	3.625	03/30/23	400	398,868
Sr. Unsec’d. Notes	5.000	04/05/46	217	200,263
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	99,108
Gtd. Notes	4.300	11/15/46	140	122,199
Gtd. Notes	4.350	05/15/43	20	17,024
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	698,470
Sub. Notes, 144A	4.900	09/15/44	120	117,211
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	451,038

				6,373,134

Iron/Steel 0.4%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
	3.450	04/15/30	5,710	5,261,458

Lodging 0.1%

Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,143,976
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	237,583

				1,381,559

See Notes to Financial Statements.

PGIM Core Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes
	2.600%	04/09/30	735	$664,714

Machinery-Diversified 0.0%

Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
	2.875	03/01/25	115	111,087

Media 0.9%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	341,436
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,252,197
Sr. Sec’d. Notes	3.700	04/01/51	360	238,255
Sr. Sec’d. Notes	3.900	06/01/52	1,690	1,149,526
Sr. Sec’d. Notes	5.375	05/01/47	530	451,761
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,526,726
Sr. Sec’d. Notes	6.484	10/23/45	400	392,513
Comcast Corp.,
Gtd. Notes	4.250	10/15/30	275	272,016
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,934,716
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	267,857
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,905,312
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	1,000	833,887
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	150	134,452

				13,700,654

Mining 0.3%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	190	206,326
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	218,275
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	707,338
Gtd. Notes	2.800	10/01/29	1,270	1,118,183

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630%	08/15/31	3,120	$2,460,890

				4,711,012

Miscellaneous Manufacturing 0.2%

Teledyne Technologies, Inc.,
Gtd. Notes
	2.750	04/01/31	3,510	2,982,472

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes
	2.670	12/01/26	3,145	2,830,950

Oil & Gas 1.8%

Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	3,620	3,274,535
Gtd. Notes, 144A	3.100	07/15/31	770	651,366
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	2,045	1,928,859
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,352,700
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250	03/15/38	175	185,786
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,278,855
Sr. Unsec’d. Notes	5.400	06/15/47	384	369,779
Sr. Unsec’d. Notes	6.750	11/15/39	156	170,935
Sr. Unsec’d. Notes	6.800	09/15/37	200	215,582
Chevron USA, Inc.,
Gtd. Notes	3.900	11/15/24	425	421,384
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	2,255,650
Gtd. Notes	4.500	04/15/23	146	145,623
Gtd. Notes, 144A	2.268	11/15/26	330	293,206
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	977,024
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	195,770
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	380	359,901

See Notes to Financial Statements.

PGIM Core Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500%	05/01/31	100	$111,222
Sr. Unsec’d. Notes	7.875	09/15/31	250	283,196
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	317,763
Gtd. Notes	6.350	02/12/48	154	100,470
Gtd. Notes	6.490	01/23/27	1,048	980,352
Gtd. Notes	6.500	03/13/27	1,020	961,120
Gtd. Notes, MTN	6.750	09/21/47	1,096	757,610
Gtd. Notes, MTN	6.875	08/04/26	870	846,593
Phillips 66 Co.,
Gtd. Notes, 144A	3.150	12/15/29	5,000	4,516,179
Gtd. Notes, 144A	3.550	10/01/26	310	295,097
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	2,298	2,058,577
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	923,979

				27,229,113

Oil & Gas Services 0.0%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
	3.900	05/17/28	487	466,585

Packaging & Containers 0.5%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,281,148
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,724,779
WRKCo, Inc.,
Gtd. Notes	4.650	03/15/26	560	558,108

				7,564,035

Pharmaceuticals 1.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	103,039
Sr. Unsec’d. Notes	4.250	11/21/49	2,000	1,791,632
Sr. Unsec’d. Notes	4.500	05/14/35	550	538,526
Sr. Unsec’d. Notes	4.550	03/15/35	360	353,481
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,271,434
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	968,556

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	3.250%	03/01/25	55	$53,242
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	115	108,167
Sr. Unsec’d. Notes	4.350	11/15/47	475	447,950
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	262,205
Gtd. Notes	3.400	03/01/27	325	311,133
Gtd. Notes	4.375	10/15/28	1,950	1,933,741
Gtd. Notes	4.500	02/25/26	700	697,701
Sr. Unsec’d. Notes	2.400	03/15/30	6,145	5,304,682
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	278,388
Sr. Unsec’d. Notes	4.780	03/25/38	85	81,355
Sr. Unsec’d. Notes	5.125	07/20/45	465	447,526
Sr. Unsec’d. Notes	5.300	12/05/43	155	153,362
Johnson & Johnson,
Sr. Unsec’d. Notes	3.625	03/03/37	3,205	2,998,312
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	1,025,407
Gtd. Notes	5.400	11/29/43	860	741,054
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	89	87,660
Gtd. Notes	3.200	09/23/26	1,220	1,164,622
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	105	87,776
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	545	397,662
Gtd. Notes	4.000	06/22/50	375	259,999

				21,868,612

Pipelines 1.6%

Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	1,300	1,157,933
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	1,730	1,549,561
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	555	535,772
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,448,010

See Notes to Financial Statements.

PGIM Core Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP,
Sr. Unsec’d. Notes	4.950%	06/15/28	430	$427,612
Sr. Unsec’d. Notes	5.000	05/15/50	565	494,137
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,656,249
Sr. Unsec’d. Notes	6.250	04/15/49	910	924,123
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	350,226
Gtd. Notes	3.950	01/31/60	525	416,602
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	03/15/45	275	213,964
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,322,288
Sr. Unsec’d. Notes	4.000	02/15/25	130	127,166
Sr. Unsec’d. Notes	4.500	04/15/38	270	245,887
Sr. Unsec’d. Notes	4.875	06/01/25	200	199,620
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,617
Sr. Unsec’d. Notes	5.500	02/15/49	210	200,411
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	300	305,097
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,132,957
Gtd. Notes	4.450	09/01/49	1,000	812,708
Gtd. Notes	4.500	03/15/50	195	157,937
Gtd. Notes	4.950	07/13/47	85	74,326
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	314,790
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	990,404
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	140	133,308
Targa Resources Corp.,
Gtd. Notes	6.125	03/15/33	1,240	1,293,466
Gtd. Notes	6.250	07/01/52	1,305	1,325,189
Gtd. Notes	6.500	02/15/53	605	630,847
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	281,195
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	517,946
Sr. Unsec’d. Notes	4.600	03/15/48	500	452,259
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48	320	279,836
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	342,672

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.300%	03/04/24	325	$322,277
Sr. Unsec’d. Notes	5.300	08/15/52	50	48,332
Sr. Unsec’d. Notes	5.400	03/04/44	400	390,744

				23,080,468

Real Estate 0.3%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
	4.125	02/01/29	4,190	3,858,116

Real Estate Investment Trusts (REITs) 1.5%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,312,695
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,351,194
Corporate Office Properties LP,
Gtd. Notes	2.900	12/01/33	1,400	1,026,555
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	3,360	2,888,581
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	2.875	01/15/31	630	547,872
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.300	11/15/28	1,500	1,279,921
Prologis LP,
Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,187,177
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	248,657
Sr. Unsec’d. Notes	3.250	01/15/31	985	890,206
Simon Property Group LP,
Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,204,155
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	4,585	3,956,818
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	775	712,551
Gtd. Notes	3.625	03/15/24	1,500	1,476,033

				22,082,415

See Notes to Financial Statements.

PGIM Core Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.2%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550%	07/26/27	940	$884,662
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	620	497,417
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	2.650	12/01/31	605	508,279
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,653,038

				3,543,396

Semiconductors 0.6%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	222,799
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	764,447
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,067,893
Microchip Technology, Inc.,
Sr. Unsec’d. Notes	2.670	09/01/23	4,000	3,939,537

				8,994,676

Software 0.4%

Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	136,160
Sr. Unsec’d. Notes	3.041	03/17/62	335	253,674
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,207,119
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,311,575
Workday, Inc.,
Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,226,899

				5,135,427

Telecommunications 1.1%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	58	46,855
Sr. Unsec’d. Notes	3.500	09/15/53	3,114	2,302,786
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,258,019
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	857,613
Sr. Unsec’d. Notes	4.300	02/15/30	170	165,834
Sr. Unsec’d. Notes	4.500	05/15/35	205	194,795

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400%	03/01/27	1,500	$1,299,185
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,389,057
Gtd. Notes	3.000	02/15/41	640	476,924
Gtd. Notes	3.875	04/15/30	4,780	4,476,362
Gtd. Notes	4.375	04/15/40	380	344,409
Gtd. Notes	4.500	04/15/50	505	445,751
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31	4,065	3,462,023

				16,719,613

Transportation 0.1%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.050	02/15/51	910	681,865
Kansas City Southern,
Gtd. Notes	3.500	05/01/50	1,585	1,245,975

				1,927,840

Water 0.1%

American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	25	20,863
Sr. Unsec’d. Notes	4.000	12/01/46	145	122,642
Essential Utilities, Inc.,
Sr. Unsec’d. Notes	2.704	04/15/30	1,380	1,197,996

				1,341,501

TOTAL CORPORATE BONDS (cost $481,588,640)				423,243,542

MUNICIPAL BONDS 0.3%

Alabama 0.0%

Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	38,370

California 0.0%

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	285	322,180

See Notes to Financial Statements.

PGIM Core Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	30	$28,002
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	27,820

				378,002

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	317,818

Pennsylvania 0.1%

Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	555,929
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	82,032
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	168,215

				806,176

Texas 0.2%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	883,247
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	845,047
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	462,078
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	277,207

				2,467,579

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	108,962

TOTAL MUNICIPAL BONDS (cost $4,803,817)				4,116,907

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.2%

Alternative Loan Trust,
Series 2003-J03, Class 2A1	6.250	12/25/33	2	1,514
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	112	71,683

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	6.106%(c)	07/25/29	38	$37,760
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	03/25/31	576	574,990
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.310(c)	09/25/31	2,200	2,127,809
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.310(c)	09/25/31	1,326	1,316,057
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	01/26/32	3,810	3,792,448
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.210(c)	12/25/41	2,120	2,066,164
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-08, Class 5A1	6.500	04/25/33	1	885
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	972	937,360
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.306(c)	04/25/29	90	90,138
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.860(c)	04/25/34	5,077	5,065,174
Fannie Mae REMIC,
Series 2012-134, Class ZC	2.500	12/25/42	2,716	2,174,902
Series 2014-11, Class VB	4.500	04/25/42	500	502,955
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)	1.544(c)	04/25/50	1,326	163,921
Series 2021-03, Class JI, IO	2.500	02/25/51	3,170	417,855
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.410(c)	10/25/33	2,885	2,869,681
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.960(c)	01/25/34	251	248,775
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	5.160(c)	09/25/41	6,250	6,031,661
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	5.310(c)	01/25/42	1,869	1,833,893
FHLMC Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	68	70,895
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	860	820,118
Series 4661, Class BV	3.500	12/15/36	500	485,759
Series 4710, Class KZ	3.500	08/15/47	1,150	1,073,068

See Notes to Financial Statements.

PGIM Core Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Freddie Mac REMIC, (cont’d.)
Series 4739, Class Z	3.500%	11/15/47	757	$712,494
Series 4772, Class ZK	4.500	12/15/47	385	377,134
Series 5019, Class IP, IO	3.000	10/25/50	894	138,334
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,880	147,684
Series 5023, Class IO, IO	2.000	10/25/50	903	104,795
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	505	10,842
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	623	568,826
Series 2015-124, Class VZ	3.500	09/20/45	5,169	4,801,654
Series 2016-46, Class JE	2.500	11/20/45	161	148,956
Series 2018-07, Class GA	3.000	02/20/47	206	197,518
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	767	300
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	6,228	107,839
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	5,440	89,800
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	3,632	73,092
Series 2022-112, Class CM	3.000	06/20/52	2,851	2,289,859
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	7,290	86,304
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,689	43,337
GSR Mortgage Loan Trust,
Series 2005-AR06, Class 2A1	4.040(cc)	09/25/35	16	14,628
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.156(c)	05/25/29	61	60,704
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	5.560(c)	01/25/34	453	451,932
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858(cc)	09/25/59	1,880	1,880,488
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	736	734,297
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	306	285,181
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	2,617	2,330,430
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	101	97,504
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	163	157,190

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.256%(c)	01/25/48	70	$68,465
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.910(c)	04/25/34	4,100	4,030,535
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	5.156(c)	06/25/57	153	145,942
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	7.417(c)	02/27/24	2,337	2,263,569
Radnor Re Ltd.,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.456(c)	01/25/30	18	18,306
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA	3.500	08/25/58	691	663,621
Sequoia Mortgage Trust,
Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	5.246(c)	10/20/27	14	13,398
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	4.970(c)	07/19/35	17	14,833
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	3.911(c)	02/25/57	145	144,774
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	252	243,916
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.506(c)	10/25/59	168	166,109
Series 2020-04, Class A1, 144A	1.750	10/25/60	708	634,877
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	2,187	2,049,620
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	3,735	3,457,149
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12
Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	3.827(c)	06/25/42	23	20,468
Series 2002-AR09, Class 1A, Federal Reserve US 12
Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	3.827(c)	08/25/42	2	1,756
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	5.086(c)	10/25/45	194	180,636

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $66,452,937)				62,804,561

See Notes to Financial Statements.

PGIM Core Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS 0.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	840	$811,387
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A(a)	2.375	08/20/30	555	472,548
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	324,366
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	274,276
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,356,366
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	190,950
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	195,958
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	392,566
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	815,770
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.500	04/16/50	200	156,288
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	701	592,038
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	152,659
Sr. Unsec’d. Notes	3.300	03/15/28	110	106,548
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	93,109
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	48,374
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	381,100
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	198,622
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	534,330
Sr. Unsec’d. Notes	5.100	06/18/50	60	60,570

TOTAL SOVEREIGN BONDS (cost $8,049,225)				7,157,825

U.S. GOVERNMENT AGENCY OBLIGATIONS 26.0%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,892	1,515,780
Federal Home Loan Mortgage Corp.	2.000	01/01/32	330	306,517
Federal Home Loan Mortgage Corp.	2.000	02/01/36	927	844,391
Federal Home Loan Mortgage Corp.	2.000	10/01/40	409	359,508
Federal Home Loan Mortgage Corp.	2.000	09/01/50	13,023	11,006,592
Federal Home Loan Mortgage Corp.	2.000	12/01/50	2,004	1,693,800

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.000%	03/01/51	2,594	$2,190,897
Federal Home Loan Mortgage Corp.	2.000	05/01/51	941	791,411
Federal Home Loan Mortgage Corp.	2.000	09/01/51	480	407,449
Federal Home Loan Mortgage Corp.	2.500	01/01/29	186	177,390
Federal Home Loan Mortgage Corp.	2.500	07/01/31	323	307,292
Federal Home Loan Mortgage Corp.	2.500	01/01/32	173	164,584
Federal Home Loan Mortgage Corp.	2.500	10/01/32	399	377,018
Federal Home Loan Mortgage Corp.	2.500	12/01/32	702	662,535
Federal Home Loan Mortgage Corp.	2.500	09/01/46	163	144,980
Federal Home Loan Mortgage Corp.	2.500	11/01/46	511	455,658
Federal Home Loan Mortgage Corp.	2.500	11/01/49	856	759,841
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,071	957,552
Federal Home Loan Mortgage Corp.	2.500	04/01/51	11,431	10,078,370
Federal Home Loan Mortgage Corp.	2.500	07/01/51	484	425,446
Federal Home Loan Mortgage Corp.	2.500	08/01/51	966	848,607
Federal Home Loan Mortgage Corp.	2.500	09/01/51	2,500	2,189,099
Federal Home Loan Mortgage Corp.	2.500	09/01/51	6,056	5,319,056
Federal Home Loan Mortgage Corp.	2.500	10/01/51	80	69,866
Federal Home Loan Mortgage Corp.	2.500	10/01/51	359	318,890
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,346	2,933,197
Federal Home Loan Mortgage Corp.	2.500	01/01/52	207	181,116
Federal Home Loan Mortgage Corp.	3.000	02/01/32	660	643,859
Federal Home Loan Mortgage Corp.	3.000	01/01/37	147	140,908
Federal Home Loan Mortgage Corp.	3.000	12/01/37	60	56,993
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,472	1,386,149
Federal Home Loan Mortgage Corp.	3.000	07/01/43	253	238,654
Federal Home Loan Mortgage Corp.	3.000	06/01/46	415	385,807
Federal Home Loan Mortgage Corp.	3.000	12/01/46	384	356,462
Federal Home Loan Mortgage Corp.	3.000	01/01/47	431	399,249
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,608	2,398,674
Federal Home Loan Mortgage Corp.	3.000	06/01/50	631	579,449
Federal Home Loan Mortgage Corp.	3.000	04/01/52	4,325	3,931,812
Federal Home Loan Mortgage Corp.	3.000	05/01/52	3,133	2,847,862
Federal Home Loan Mortgage Corp.	3.000	06/01/52	484	440,070
Federal Home Loan Mortgage Corp.	3.000	06/01/52	497	451,641
Federal Home Loan Mortgage Corp.	3.500	11/01/37	135	131,899
Federal Home Loan Mortgage Corp.	3.500	06/01/42	185	178,604
Federal Home Loan Mortgage Corp.	3.500	06/01/42	203	196,033
Federal Home Loan Mortgage Corp.	3.500	07/01/42	194	187,561
Federal Home Loan Mortgage Corp.	3.500	09/01/42	236	227,648
Federal Home Loan Mortgage Corp.	3.500	10/01/42	298	287,752
Federal Home Loan Mortgage Corp.	3.500	06/01/43	122	117,772
Federal Home Loan Mortgage Corp.	3.500	05/01/45	160	153,965
Federal Home Loan Mortgage Corp.	3.500	01/01/47	118	113,133
Federal Home Loan Mortgage Corp.	3.500	02/01/47	265	255,099

See Notes to Financial Statements.

PGIM Core Bond Fund    45

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	178		$170,244
Federal Home Loan Mortgage Corp.	3.500	08/01/48	72		68,386
Federal Home Loan Mortgage Corp.	3.500	10/01/48	276		263,347
Federal Home Loan Mortgage Corp.	3.500	01/01/52	166		155,903
Federal Home Loan Mortgage Corp.	3.500	04/01/52	45		42,096
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,495		1,402,037
Federal Home Loan Mortgage Corp.	3.500	05/01/52	499		468,474
Federal Home Loan Mortgage Corp.	3.500	06/01/52	4,968		4,659,462
Federal Home Loan Mortgage Corp.	3.500	07/01/52	1,495		1,402,224
Federal Home Loan Mortgage Corp.	4.000	11/01/37	3,819		3,792,540
Federal Home Loan Mortgage Corp.	4.000	12/01/40	52		51,915
Federal Home Loan Mortgage Corp.	4.000	01/01/41	224		220,817
Federal Home Loan Mortgage Corp.	4.000	04/01/42	198		195,825
Federal Home Loan Mortgage Corp.	4.000	10/01/45	102		100,655
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,532		1,513,827
Federal Home Loan Mortgage Corp.	4.000	05/01/46	94		92,763
Federal Home Loan Mortgage Corp.	4.000	08/01/46	132		130,272
Federal Home Loan Mortgage Corp.	4.000	11/01/47	92		90,576
Federal Home Loan Mortgage Corp.	4.000	04/01/48	144		141,746
Federal Home Loan Mortgage Corp.	4.000	05/01/48	154		151,074
Federal Home Loan Mortgage Corp.	4.000	07/01/48	264		259,562
Federal Home Loan Mortgage Corp.	4.000	07/01/49	419		414,122
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,886		1,839,547
Federal Home Loan Mortgage Corp.	4.500	06/01/42	67		67,436
Federal Home Loan Mortgage Corp.	4.500	09/01/44	84		85,009
Federal Home Loan Mortgage Corp.	4.500	07/01/45	218		221,618
Federal Home Loan Mortgage Corp.	4.500	04/01/47	802		808,390
Federal Home Loan Mortgage Corp.	4.500	07/01/47	87		87,654
Federal Home Loan Mortgage Corp.	4.500	07/01/47	194		195,307
Federal Home Loan Mortgage Corp.	4.500	11/01/47	355		357,898
Federal Home Loan Mortgage Corp.	4.500	02/01/48	112		112,502
Federal Home Loan Mortgage Corp.	4.500	07/01/48	230		231,182
Federal Home Loan Mortgage Corp.	4.500	05/01/52	479		473,536
Federal Home Loan Mortgage Corp.	4.500	09/01/52	491		484,639
Federal Home Loan Mortgage Corp.	5.000	08/01/40	187		192,506
Federal Home Loan Mortgage Corp.	5.000	12/01/47	142		144,061
Federal Home Loan Mortgage Corp.	5.000	02/01/48	253		258,410
Federal Home Loan Mortgage Corp.	5.000	10/01/52	5,056		5,075,028
Federal Home Loan Mortgage Corp.	5.000	11/01/52	5,503		5,523,448
Federal Home Loan Mortgage Corp.	6.250	07/15/32	155		185,843
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.744%, Floor 5.728%)	5.728(c)	12/01/30	—(r	)	305

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., (cont’d.)
Enterprise 11th District COFI Institutional Replacement Index + 2.000% (Cap 9.375%, Floor 2.000%)	2.250%(c)	08/01/24	2	$2,232
Federal National Mortgage Assoc.	0.875	08/05/30	1,180	967,987
Federal National Mortgage Assoc.	1.500	02/01/42	477	397,906
Federal National Mortgage Assoc.	1.500	10/01/50	396	317,540
Federal National Mortgage Assoc.	1.500	11/01/50	1,117	894,657
Federal National Mortgage Assoc.	1.500	12/01/50	8,469	6,785,453
Federal National Mortgage Assoc.	1.500	01/01/51	860	688,751
Federal National Mortgage Assoc.	1.625	01/07/25	675	642,356
Federal National Mortgage Assoc.	2.000	08/01/40	2,093	1,838,060
Federal National Mortgage Assoc.	2.000	02/01/41	1,988	1,726,766
Federal National Mortgage Assoc.	2.000	05/01/41	3,938	3,458,888
Federal National Mortgage Assoc.	2.000	10/01/50	12,568	10,647,064
Federal National Mortgage Assoc.	2.000	11/01/50	392	331,607
Federal National Mortgage Assoc.	2.000	01/01/51	3,246	2,775,867
Federal National Mortgage Assoc.	2.000	02/01/51	3,966	3,348,144
Federal National Mortgage Assoc.	2.000	03/01/51	458	386,269
Federal National Mortgage Assoc.	2.000	05/01/51	8,712	7,354,201
Federal National Mortgage Assoc.	2.000	08/01/51	1,431	1,205,953
Federal National Mortgage Assoc.	2.000	10/01/51	6,811	5,730,020
Federal National Mortgage Assoc.	2.000	11/01/51	2,743	2,308,022
Federal National Mortgage Assoc.	2.500	TBA	10,500	9,192,727
Federal National Mortgage Assoc.(k)	2.500	02/05/24	425	415,372
Federal National Mortgage Assoc.	2.500	05/01/30	220	209,269
Federal National Mortgage Assoc.	2.500	04/01/31	640	608,675
Federal National Mortgage Assoc.	2.500	11/01/31	169	160,263
Federal National Mortgage Assoc.	2.500	02/01/43	71	63,370
Federal National Mortgage Assoc.	2.500	06/01/46	360	317,215
Federal National Mortgage Assoc.	2.500	09/01/46	171	152,769
Federal National Mortgage Assoc.	2.500	10/01/46	107	95,251
Federal National Mortgage Assoc.	2.500	10/01/46	189	167,983
Federal National Mortgage Assoc.	2.500	03/01/50	687	607,731
Federal National Mortgage Assoc.	2.500	08/01/50	4,476	3,953,590
Federal National Mortgage Assoc.	2.500	11/01/50	3,337	2,990,704
Federal National Mortgage Assoc.	2.500	12/01/50	304	271,585
Federal National Mortgage Assoc.	2.500	01/01/51	710	635,610
Federal National Mortgage Assoc.	2.500	04/01/51	5,694	5,015,607
Federal National Mortgage Assoc.	2.500	08/01/51	3,418	3,004,327
Federal National Mortgage Assoc.	2.500	09/01/51	503	441,719
Federal National Mortgage Assoc.	2.500	10/01/51	908	795,699
Federal National Mortgage Assoc.	2.500	12/01/51	568	501,132
Federal National Mortgage Assoc.	2.500	12/01/51	966	846,971
Federal National Mortgage Assoc.	2.500	01/01/52	995	871,817

See Notes to Financial Statements.

PGIM Core Bond Fund    47

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	02/01/52	960	$847,056
Federal National Mortgage Assoc.	2.500	02/01/52	2,503	2,193,550
Federal National Mortgage Assoc.	2.500	03/01/52	1,988	1,742,078
Federal National Mortgage Assoc.	2.500	04/01/52	501	439,221
Federal National Mortgage Assoc.	2.500	05/01/52	1,491	1,306,975
Federal National Mortgage Assoc.	3.000	TBA	4,000	3,633,125
Federal National Mortgage Assoc.	3.000	06/01/30	122	119,073
Federal National Mortgage Assoc.	3.000	05/01/31	48	47,002
Federal National Mortgage Assoc.	3.000	12/01/31	133	129,316
Federal National Mortgage Assoc.	3.000	05/01/32	141	136,503
Federal National Mortgage Assoc.	3.000	09/01/32	57	55,336
Federal National Mortgage Assoc.	3.000	11/01/36	106	101,678
Federal National Mortgage Assoc.	3.000	10/01/42	141	132,176
Federal National Mortgage Assoc.	3.000	10/01/42	205	192,794
Federal National Mortgage Assoc.	3.000	02/01/43	195	183,411
Federal National Mortgage Assoc.	3.000	04/01/43	251	236,065
Federal National Mortgage Assoc.	3.000	06/01/43	307	289,029
Federal National Mortgage Assoc.	3.000	12/01/45	448	421,140
Federal National Mortgage Assoc.	3.000	05/01/46	559	518,906
Federal National Mortgage Assoc.	3.000	09/01/46	575	540,358
Federal National Mortgage Assoc.	3.000	10/01/46	1,736	1,609,998
Federal National Mortgage Assoc.	3.000	11/01/46	641	596,163
Federal National Mortgage Assoc.	3.000	11/01/46	1,362	1,261,777
Federal National Mortgage Assoc.	3.000	03/01/47	467	432,772
Federal National Mortgage Assoc.	3.000	04/01/47	986	910,803
Federal National Mortgage Assoc.	3.000	12/01/49	2,371	2,182,207
Federal National Mortgage Assoc.	3.000	01/01/50	959	881,210
Federal National Mortgage Assoc.	3.000	02/01/50	901	828,831
Federal National Mortgage Assoc.	3.000	02/01/50	1,773	1,632,253
Federal National Mortgage Assoc.	3.000	03/01/50	424	389,986
Federal National Mortgage Assoc.	3.000	06/01/50	882	809,495
Federal National Mortgage Assoc.	3.000	06/01/51	1,767	1,607,708
Federal National Mortgage Assoc.	3.000	01/01/52	2,692	2,468,993
Federal National Mortgage Assoc.	3.000	02/01/52	493	447,969
Federal National Mortgage Assoc.	3.000	02/01/52	1,929	1,754,001
Federal National Mortgage Assoc.	3.000	02/01/52	9,776	8,890,293
Federal National Mortgage Assoc.	3.000	03/01/52	3,798	3,471,755
Federal National Mortgage Assoc.	3.000	04/01/52	1,939	1,766,888
Federal National Mortgage Assoc.	3.000	06/01/52	993	903,338
Federal National Mortgage Assoc.	3.000	06/01/52	3,064	2,785,025
Federal National Mortgage Assoc.	3.500	TBA	11,000	10,315,277
Federal National Mortgage Assoc.	3.500	12/01/29	67	65,751
Federal National Mortgage Assoc.	3.500	12/01/30	67	65,748
Federal National Mortgage Assoc.	3.500	07/01/31	335	328,382
Federal National Mortgage Assoc.	3.500	08/01/31	279	274,731

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	02/01/33	119	$116,440
Federal National Mortgage Assoc.	3.500	05/01/33	48	47,189
Federal National Mortgage Assoc.	3.500	10/01/41	75	72,007
Federal National Mortgage Assoc.	3.500	04/01/42	169	162,997
Federal National Mortgage Assoc.	3.500	05/01/42	169	162,890
Federal National Mortgage Assoc.	3.500	05/01/42	1,069	1,031,622
Federal National Mortgage Assoc.	3.500	06/01/42	452	436,577
Federal National Mortgage Assoc.	3.500	10/01/42	260	250,921
Federal National Mortgage Assoc.	3.500	10/01/42	280	269,723
Federal National Mortgage Assoc.	3.500	10/01/42	546	526,486
Federal National Mortgage Assoc.	3.500	06/01/43	143	138,263
Federal National Mortgage Assoc.	3.500	06/01/45	162	155,099
Federal National Mortgage Assoc.	3.500	06/01/45	259	248,336
Federal National Mortgage Assoc.	3.500	09/01/45	233	223,860
Federal National Mortgage Assoc.	3.500	10/01/45	249	238,464
Federal National Mortgage Assoc.	3.500	01/01/46	78	74,805
Federal National Mortgage Assoc.	3.500	01/01/46	209	199,785
Federal National Mortgage Assoc.	3.500	04/01/46	2,235	2,138,614
Federal National Mortgage Assoc.	3.500	11/01/46	104	99,138
Federal National Mortgage Assoc.	3.500	06/01/47	364	347,990
Federal National Mortgage Assoc.	3.500	07/01/47	230	220,025
Federal National Mortgage Assoc.	3.500	07/01/47	1,082	1,044,255
Federal National Mortgage Assoc.	3.500	08/01/47	170	162,116
Federal National Mortgage Assoc.	3.500	09/01/47	285	272,178
Federal National Mortgage Assoc.	3.500	10/01/47	1,000	956,480
Federal National Mortgage Assoc.	3.500	11/01/47	925	883,788
Federal National Mortgage Assoc.	3.500	01/01/48	167	159,665
Federal National Mortgage Assoc.	3.500	01/01/48	259	247,297
Federal National Mortgage Assoc.	3.500	01/01/48	3,404	3,253,657
Federal National Mortgage Assoc.	3.500	04/01/48	463	441,352
Federal National Mortgage Assoc.	3.500	06/01/48	695	663,813
Federal National Mortgage Assoc.	3.500	08/01/48	361	344,288
Federal National Mortgage Assoc.	3.500	10/01/48	248	237,199
Federal National Mortgage Assoc.	3.500	11/01/48	182	174,047
Federal National Mortgage Assoc.	3.500	03/01/49	826	789,827
Federal National Mortgage Assoc.	3.500	06/01/49	339	324,289
Federal National Mortgage Assoc.	3.500	08/01/51	47	44,328
Federal National Mortgage Assoc.	3.500	02/01/52	499	468,289
Federal National Mortgage Assoc.	3.500	05/01/52	1,396	1,310,685
Federal National Mortgage Assoc.	3.500	05/01/52	1,452	1,363,165
Federal National Mortgage Assoc.	3.500	05/01/52	1,490	1,397,211
Federal National Mortgage Assoc.	3.500	07/01/52	1,533	1,438,934
Federal National Mortgage Assoc.	3.500	07/01/52	3,952	3,707,953
Federal National Mortgage Assoc.	4.000	TBA	6,500	6,276,562
Federal National Mortgage Assoc.	4.000	09/01/40	132	130,238

See Notes to Financial Statements.

PGIM Core Bond Fund    49

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	11/01/40	526	$519,275
Federal National Mortgage Assoc.	4.000	02/01/41	220	217,252
Federal National Mortgage Assoc.	4.000	02/01/41	340	335,944
Federal National Mortgage Assoc.	4.000	12/01/41	231	228,075
Federal National Mortgage Assoc.	4.000	10/01/43	179	177,677
Federal National Mortgage Assoc.	4.000	09/01/44	96	94,862
Federal National Mortgage Assoc.	4.000	10/01/44	232	228,410
Federal National Mortgage Assoc.	4.000	12/01/45	81	79,902
Federal National Mortgage Assoc.	4.000	04/01/46	73	72,255
Federal National Mortgage Assoc.	4.000	08/01/46	125	123,241
Federal National Mortgage Assoc.	4.000	09/01/46	931	924,723
Federal National Mortgage Assoc.	4.000	02/01/47	364	357,781
Federal National Mortgage Assoc.	4.000	03/01/47	491	481,459
Federal National Mortgage Assoc.	4.000	06/01/47	286	281,057
Federal National Mortgage Assoc.	4.000	10/01/47	91	89,071
Federal National Mortgage Assoc.	4.000	11/01/47	176	173,357
Federal National Mortgage Assoc.	4.000	12/01/47	183	180,365
Federal National Mortgage Assoc.	4.000	02/01/48	174	169,665
Federal National Mortgage Assoc.	4.000	09/01/48	1,365	1,338,801
Federal National Mortgage Assoc.	4.000	10/01/48	268	265,309
Federal National Mortgage Assoc.	4.000	03/01/49	698	684,311
Federal National Mortgage Assoc.	4.000	03/01/49	1,080	1,059,308
Federal National Mortgage Assoc.	4.000	07/01/49	229	222,446
Federal National Mortgage Assoc.	4.000	05/01/52	1,468	1,418,520
Federal National Mortgage Assoc.	4.500	TBA	3,000	2,961,797
Federal National Mortgage Assoc.	4.500	08/01/40	63	63,600
Federal National Mortgage Assoc.	4.500	04/01/41	75	75,829
Federal National Mortgage Assoc.	4.500	06/01/41	176	179,219
Federal National Mortgage Assoc.	4.500	08/01/41	88	89,434
Federal National Mortgage Assoc.	4.500	08/01/41	258	262,201
Federal National Mortgage Assoc.	4.500	08/01/44	208	209,229
Federal National Mortgage Assoc.	4.500	01/01/45	114	114,977
Federal National Mortgage Assoc.	4.500	11/01/47	128	128,446
Federal National Mortgage Assoc.	4.500	06/01/48	183	183,947
Federal National Mortgage Assoc.	4.500	07/01/48	1,558	1,568,986
Federal National Mortgage Assoc.	4.500	12/01/48	147	147,667
Federal National Mortgage Assoc.	4.500	02/01/49	47	47,755
Federal National Mortgage Assoc.	5.000	TBA	22,500	22,570,312
Federal National Mortgage Assoc.	5.000	09/01/30	15	15,216
Federal National Mortgage Assoc.	5.000	10/01/40	110	113,404
Federal National Mortgage Assoc.	5.000	03/01/42	205	211,069
Federal National Mortgage Assoc.	5.000	10/01/47	176	179,089
Federal National Mortgage Assoc.	5.000	01/01/48	41	41,299
Federal National Mortgage Assoc.	5.000	06/01/49	1,000	1,018,504
Federal National Mortgage Assoc.	5.000	08/01/52	1,445	1,450,735

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	12/01/52	1,563	$1,568,511
Federal National Mortgage Assoc.	5.500	TBA(tt)	1,500	1,524,258
Federal National Mortgage Assoc.	5.500	01/01/40	101	105,701
Federal National Mortgage Assoc.	6.000	10/01/36	57	60,240
Federal National Mortgage Assoc.	6.000	07/01/41	64	67,048
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	581,497
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	96,918
Government National Mortgage Assoc.	2.000	03/20/51	1,164	1,011,905
Government National Mortgage Assoc.	2.000	07/20/51	472	409,576
Government National Mortgage Assoc.	2.500	TBA	12,000	10,695,349
Government National Mortgage Assoc.	2.500	12/20/46	263	238,364
Government National Mortgage Assoc.	2.500	05/20/51	1,188	1,062,483
Government National Mortgage Assoc.	2.500	08/20/51	3,461	3,091,196
Government National Mortgage Assoc.	2.500	10/20/51	845	754,417
Government National Mortgage Assoc.	2.500	11/20/51	453	403,952
Government National Mortgage Assoc.	2.500	03/20/52	5,967	5,318,991
Government National Mortgage Assoc.	2.500	05/20/52	231	205,467
Government National Mortgage Assoc.	3.000	TBA	8,500	7,808,047
Government National Mortgage Assoc.	3.000	07/20/42	400	376,611
Government National Mortgage Assoc.	3.000	03/20/43	268	252,006
Government National Mortgage Assoc.	3.000	08/20/43	51	47,665
Government National Mortgage Assoc.	3.000	09/20/43	99	93,558
Government National Mortgage Assoc.	3.000	01/20/44	93	87,064
Government National Mortgage Assoc.	3.000	05/20/45	95	89,481
Government National Mortgage Assoc.	3.000	08/15/45	112	103,079
Government National Mortgage Assoc.	3.000	05/20/46	586	548,606
Government National Mortgage Assoc.	3.000	07/20/46	931	869,995
Government National Mortgage Assoc.	3.000	08/20/46	51	47,502
Government National Mortgage Assoc.	3.000	10/20/46	292	272,504
Government National Mortgage Assoc.	3.000	03/20/47	607	565,256
Government National Mortgage Assoc.	3.000	01/20/48	77	71,380
Government National Mortgage Assoc.	3.000	08/20/48	1,300	1,207,602
Government National Mortgage Assoc.	3.000	07/20/49	438	406,366
Government National Mortgage Assoc.	3.000	09/20/49	539	500,275
Government National Mortgage Assoc.	3.000	12/20/49	596	552,537
Government National Mortgage Assoc.	3.000	01/20/50	2,759	2,557,908
Government National Mortgage Assoc.	3.000	02/20/50	122	113,270
Government National Mortgage Assoc.	3.000	09/20/50	357	330,690
Government National Mortgage Assoc.	3.000	10/20/51	497	456,477
Government National Mortgage Assoc.	3.000	11/20/51	924	852,067
Government National Mortgage Assoc.	3.000	02/20/52	492	453,039
Government National Mortgage Assoc.	3.000	04/20/52	966	888,764
Government National Mortgage Assoc.	3.000	06/20/52	10,356	9,512,345
Government National Mortgage Assoc.	3.000	07/20/52	994	913,364
Government National Mortgage Assoc.	3.500	01/15/42	66	63,821

See Notes to Financial Statements.

PGIM Core Bond Fund    51

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%	12/20/42	192	$185,536
Government National Mortgage Assoc.	3.500	01/20/43	285	276,239
Government National Mortgage Assoc.	3.500	02/20/43	127	123,192
Government National Mortgage Assoc.	3.500	08/20/43	458	443,228
Government National Mortgage Assoc.	3.500	10/20/43	604	585,137
Government National Mortgage Assoc.	3.500	03/20/45	63	60,082
Government National Mortgage Assoc.	3.500	04/20/45	353	338,839
Government National Mortgage Assoc.	3.500	04/20/46	674	646,558
Government National Mortgage Assoc.	3.500	07/20/46	416	399,387
Government National Mortgage Assoc.	3.500	10/20/46	810	776,731
Government National Mortgage Assoc.	3.500	12/20/46	803	770,063
Government National Mortgage Assoc.	3.500	05/20/47	452	433,211
Government National Mortgage Assoc.	3.500	10/20/47	155	148,398
Government National Mortgage Assoc.	3.500	11/20/47	801	767,195
Government National Mortgage Assoc.	3.500	01/20/48	218	208,951
Government National Mortgage Assoc.	3.500	10/20/48	131	125,341
Government National Mortgage Assoc.	3.500	11/20/48	258	246,948
Government National Mortgage Assoc.	3.500	12/20/48	95	90,673
Government National Mortgage Assoc.	3.500	02/20/49	219	209,905
Government National Mortgage Assoc.	3.500	05/20/49	351	335,088
Government National Mortgage Assoc.	3.500	06/20/49	302	287,014
Government National Mortgage Assoc.	3.500	10/20/52	993	938,817
Government National Mortgage Assoc.	4.000	12/20/40	148	147,780
Government National Mortgage Assoc.	4.000	06/20/41	62	61,374
Government National Mortgage Assoc.	4.000	11/15/41	87	85,537
Government National Mortgage Assoc.	4.000	12/20/42	153	151,929
Government National Mortgage Assoc.	4.000	04/20/43	103	102,330
Government National Mortgage Assoc.	4.000	10/20/43	86	85,770
Government National Mortgage Assoc.	4.000	12/20/43	191	190,040
Government National Mortgage Assoc.	4.000	09/20/44	110	109,825
Government National Mortgage Assoc.	4.000	08/20/45	182	180,038
Government National Mortgage Assoc.	4.000	10/20/45	86	84,358
Government National Mortgage Assoc.	4.000	03/20/46	167	165,162
Government National Mortgage Assoc.	4.000	11/20/46	122	120,521
Government National Mortgage Assoc.	4.000	03/20/47	109	106,872
Government National Mortgage Assoc.	4.000	05/20/47	172	169,267
Government National Mortgage Assoc.	4.000	07/20/47	686	675,638
Government National Mortgage Assoc.	4.000	11/20/47	462	455,136
Government National Mortgage Assoc.	4.000	12/20/47	108	106,666
Government National Mortgage Assoc.	4.000	06/20/48	1,496	1,465,025
Government National Mortgage Assoc.	4.000	07/20/48	208	204,029
Government National Mortgage Assoc.	4.000	08/20/48	73	71,549
Government National Mortgage Assoc.	4.000	09/20/48	184	180,460
Government National Mortgage Assoc.	4.000	11/20/48	77	75,494
Government National Mortgage Assoc.	4.000	01/20/49	92	89,857

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	02/20/49	189	$185,559
Government National Mortgage Assoc.	4.000	03/20/49	118	115,383
Government National Mortgage Assoc.	4.500	12/20/41	319	328,451
Government National Mortgage Assoc.	4.500	10/20/43	46	47,744
Government National Mortgage Assoc.	4.500	01/20/44	62	64,284
Government National Mortgage Assoc.	4.500	04/20/44	209	215,828
Government National Mortgage Assoc.	4.500	03/20/45	50	51,758
Government National Mortgage Assoc.	4.500	07/20/46	99	101,328
Government National Mortgage Assoc.	4.500	08/20/46	91	93,158
Government National Mortgage Assoc.	4.500	11/20/46	79	81,526
Government National Mortgage Assoc.	4.500	01/20/47	518	529,596
Government National Mortgage Assoc.	4.500	01/20/48	67	67,086
Government National Mortgage Assoc.	4.500	02/20/48	424	427,362
Government National Mortgage Assoc.	4.500	03/20/48	45	45,095
Government National Mortgage Assoc.	4.500	07/20/48	71	71,293
Government National Mortgage Assoc.	4.500	08/20/48	27	27,418
Government National Mortgage Assoc.	4.500	12/20/48	134	133,453
Government National Mortgage Assoc.	5.000	10/20/37	6	6,321
Government National Mortgage Assoc.	5.000	09/20/40	61	62,568
Government National Mortgage Assoc.	5.000	04/20/45	34	35,018
Government National Mortgage Assoc.	5.000	08/20/45	120	123,702
Government National Mortgage Assoc.	6.000	12/15/39	86	90,817
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	526,459

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $407,924,605)				385,557,535

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Bonds	1.375	11/15/40	4,345	3,004,160
U.S. Treasury Bonds	1.750	08/15/41	21,890	15,935,236
U.S. Treasury Bonds	2.000	11/15/41	20,295	15,414,687
U.S. Treasury Bonds(k)	2.250	05/15/41	31,330	24,975,884
U.S. Treasury Bonds(h)	2.375	02/15/42	31,225	25,248,340
U.S. Treasury Notes(k)	0.125	01/15/24	155	148,328
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	193,218
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	577,101
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	17,266,700
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	562,537
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	699,384
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	2,210	1,010,471
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,087	928,226
U.S. Treasury Strips Coupon(k)	2.434(s)	11/15/42	16,395	7,565,396
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	237,480
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	170,263

See Notes to Financial Statements.

PGIM Core Bond Fund    53

Schedule of Investments   (unaudited) (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	3.930%(s)	02/15/41	1,400	$701,367

TOTAL U.S. TREASURY OBLIGATIONS (cost $144,493,236)				114,638,778

TOTAL LONG-TERM INVESTMENTS (cost $1,611,748,587)				1,461,569,703

			Shares

SHORT-TERM INVESTMENTS 7.1%

AFFILIATED MUTUAL FUND 0.2%
PGIM Institutional Money Market Fund (cost $3,203,174; includes $3,167,381 of cash collateral for securities on loan)(b)(we)			3,208,761	3,208,119

UNAFFILIATED FUND 6.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $102,284,402)			102,284,402	102,284,402

TOTAL SHORT-TERM INVESTMENTS (cost $105,487,576)				105,492,521

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.5% (cost $1,717,236,163)				1,567,062,224

OPTION WRITTEN*~ (0.0)%
(premiums received $0)				(221)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 105.5% (cost $1,717,236,163)				1,567,062,003

Liabilities in excess of other assets(z) (5.5)%				(82,282,884)

NET ASSETS 100.0%				$1,484,779,119

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CBOE—Chicago Board Options Exchange

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CMT—Constant Maturity Treasury

See Notes to Financial Statements.

COFI—Cost of Funds Index

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,487 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,118,080; cash collateral of $3,167,381 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,500,000 is 0.1% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Core Bond Fund    55

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $1,521,270)	5.500%	TBA	03/13/23	$(1,500)	$(1,522,969)

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	$(221)

(premiums received $0)

Options Purchased:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.90%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	15,420	$1,585	$(56,024)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	21,525	23,800	(43,788)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	19,980	31,456	(31,681)

Total Centrally Cleared Swaptions (cost $188,334)							$56,841	$(131,493)

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	15,420	$(57,837)	$(24,160)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.73%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	21,525	(38,097)	7,105
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	19,980	(54,714)	(4,764)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.15%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	15,420	(786)	22,097

See Notes to Financial Statements.

Options Written (continued):

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)

CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.10%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	21,525	$(4,421)	$14,952
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.18%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	19,980	(8,333)	12,047

Total Centrally Cleared Swaptions (premiums received $191,465)							$(164,188)	$27,277

Futures contracts outstanding at January 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
672	2 Year U.S. Treasury Notes	Mar. 2023	$138,195,750	$470,480
1,081	5 Year U.S. Treasury Notes	Mar. 2023	118,090,807	882,292
881	10 Year U.S. Treasury Notes	Mar. 2023	100,888,270	566,781
189	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	26,790,750	1,004,940

				2,924,493

Short Positions:
515	10 Year U.S. Ultra Treasury Notes	Mar. 2023	62,419,612	(1,108,866)
728	20 Year U.S. Treasury Bonds	Mar. 2023	94,549,000	(2,212,184)
				(3,321,050)

				$(396,557)

Credit default swap agreement outstanding at January 31, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	02/14/23	0.250%(M)	7,970	*	$2,708	$(107)	$2,815	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	42,575	$(182,009)	$(584,901)	$(402,892)

See Notes to Financial Statements.

PGIM Core Bond Fund    57

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Credit default swap agreement outstanding at January 31, 2023: (continued)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Total return swap agreements outstanding at January 31, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(Q)/ 3.830%	JPM	03/20/23	(7,526)	$(991,187)	$—	$(991,187)
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 4.460%	JPM	02/02/23	17,605	1,045,207	—	1,045,207
U.S. Treasury Bond(T)	1 Day USOIS +9bps(T)/ 4.420%	GSI	02/08/23	33,340	2,754,318	—	2,754,318
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.430%	GSI	05/01/23	22,845	166,408	—	166,408

					$2,974,746	$—	$2,974,746

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreement	$—	$(107)	$3,968,748	$(991,187)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$3,886,179

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Core Bond Fund    59

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$68,202,074	$—
Collateralized Loan Obligations	—	182,328,021	—
Consumer Loans	—	13,061,962	—
Credit Cards	—	2,075,160	—
Equipment	—	2,806,367	—
Home Equity Loans	—	115,034	—
Manufactured Housing	—	245,359	—
Other	—	1,564,869	—
Student Loans	—	8,118,622	—
Commercial Mortgage-Backed Securities	—	185,533,087	—
Corporate Bonds	—	423,243,542	—
Municipal Bonds	—	4,116,907	—
Residential Mortgage-Backed Securities	—	62,804,561	—
Sovereign Bonds	—	7,157,825	—
U.S. Government Agency Obligations	—	385,557,535	—
U.S. Treasury Obligations	—	114,638,778	—
Short-Term Investments
Affiliated Mutual Fund	3,208,119	—	—
Unaffiliated Fund	102,284,402	—	—

Total	$105,492,521	$1,461,569,703	$—

Liabilities
Option Written	$—	$—	$(221)

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$56,201	$—
Futures Contracts	2,924,493	—	—
OTC Credit Default Swap Agreement	—	—	2,708
OTC Total Return Swap Agreements	—	3,965,933	—

Total	$2,924,493	$4,022,134	$2,708

Liabilities
Forward Commitment Contract	$—	$(1,522,969)	$—
Centrally Cleared Swaptions Purchased	—	(131,493)	—
Centrally Cleared Swaptions Written	—	(28,924)	—
Futures Contracts	(3,321,050)	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$(402,892)	$—
OTC Total Return Swap Agreement	—	(991,187)	—

Total	$(3,321,050)	$(3,077,465)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

U.S. Government Agency Obligations	26.0%
Commercial Mortgage-Backed Securities	12.5
Collateralized Loan Obligations	12.3
Banks	8.7
U.S. Treasury Obligations	7.7
Unaffiliated Fund	6.9
Automobiles	4.6
Residential Mortgage-Backed Securities	4.2
Electric	2.7
Oil & Gas	1.8
Pipelines	1.6
Real Estate Investment Trusts (REITs)	1.5
Pharmaceuticals	1.5
Telecommunications	1.1
Media	0.9
Consumer Loans	0.9
Healthcare-Services	0.9
Semiconductors	0.6
Aerospace & Defense	0.6
Student Loans	0.5
Packaging & Containers	0.5
Agriculture	0.5
Sovereign Bonds	0.5
Beverages	0.5
Insurance	0.4
Diversified Financial Services	0.4
Commercial Services	0.4
Iron/Steel	0.4
Software	0.4
Auto Manufacturers	0.3

Foods	0.3%
Mining	0.3
Municipal Bonds	0.3
Real Estate	0.3
Retail	0.2
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.2
Miscellaneous Manufacturing	0.2
Office/Business Equipment	0.2
Equipment	0.2
Gas	0.2
Entertainment	0.1
Credit Cards	0.1
Transportation	0.1
Computers	0.1
Chemicals	0.1
Building Materials	0.1
Engineering & Construction	0.1
Other	0.1
Lodging	0.1
Water	0.1
Airlines	0.1
Forest Products & Paper	0.1
Electronics	0.1
Machinery-Construction & Mining	0.0	*
Oil & Gas Services	0.0	*
Manufactured Housing	0.0	*
Healthcare-Products	0.0	*
Biotechnology	0.0	*

See Notes to Financial Statements.

PGIM Core Bond Fund    61

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Industry Classification (continued):

Home Equity Loans	0.0	*%
Machinery-Diversified	0.0	*
Housewares	0.0	*

	105.5
Option Written	(0.0	)*
Liabilities in excess of other assets	(5.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$56,201*		Due from/to broker-variation margin swaps and swaptions	$563,309	*

Credit contracts	—	—		Premiums received for OTC swap agreements	107

Credit contracts	—	—		Options written outstanding, at value	221
Credit contracts	Unrealized appreciation on OTC swap agreements	2,815		—	—
Interest rate contracts	Due from/to broker-variation margin futures	2,924,493	*	Due from/to broker-variation margin futures	3,321,050	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,965,933		Unrealized depreciation on OTC swap agreements	991,187

		$6,949,442			$4,875,874

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$(387,702)	$386,511	$—	$(166,196)
Interest rate contracts	—	—	(13,254,864)	2,299,203

Total	$(387,702)	$386,511	$(13,254,864)	$2,133,007

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$(68,007)	$(16,159)	$—	$(492,379)
Interest rate contracts	—	—	(910,827)	2,974,746

Total	$(68,007)	$(16,159)	$(910,827)	$2,482,367

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended January 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 187,140
Options Written (2)	118,660,000
Futures Contracts - Long Positions (2)	393,174,102
Futures Contracts - Short Positions (2)	142,609,939
Credit Default Swap Agreements - Buy Protection (2)	38,611,667
Credit Default Swap Agreements - Sell Protection (2)	9,131,736
Total Return Swap Agreements (2)	37,228,906

*	Average volume is based on average quarter end balances as noted for the six months ended January 31, 2023.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

PGIM Core Bond Fund    63

Schedule of Investments  (unaudited) (continued)

as of January 31, 2023

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$3,118,080	$(3,118,080)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

GSI	$2,923,541	$(328)	$2,923,213	$(2,923,213)	$—
JPM	1,045,207	(991,187)	54,020	(54,020)	—

	$3,968,748	$(991,515)	$2,977,233	$(2,977,233)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of January 31, 2023

Assets

Investments at value, including securities on loan of $3,118,080:
Unaffiliated investments (cost $1,714,032,989)	$1,563,854,105
Affiliated investments (cost $3,203,174)	3,208,119
Receivable for investments sold	82,084,512
Dividends and interest receivable	7,387,356
Receivable for Fund shares sold	4,101,249
Unrealized appreciation on OTC swap agreements	3,968,748
Due from broker—variation margin futures	337,191
Prepaid expenses and other assets	60,970

Total Assets	1,665,002,250

Liabilities

Payable for investments purchased	170,071,767
Payable for Fund shares purchased	3,739,761
Payable to broker for collateral for securities on loan	3,167,381
Forward commitment contracts, at value (proceeds receivable $1,521,270)	1,522,969
Unrealized depreciation on OTC swap agreements	991,187
Management fee payable	336,853
Accrued expenses and other liabilities	217,778
Due to broker—variation margin swaps and swaptions	85,465
Dividends payable	50,979
Distribution fee payable	35,352
Affiliated transfer agent fee payable	3,311
Options written outstanding, at value (premiums received $0)	221
Premiums received for OTC swap agreements	107

Total Liabilities	180,223,131

Net Assets	$1,484,779,119

Net assets were comprised of:
Shares of beneficial interest, at par	$167,270
Paid-in capital in excess of par	1,699,313,499
Total distributable earnings (loss)	(214,701,650)

Net assets, January 31, 2023	$1,484,779,119

See Notes to Financial Statements.

PGIM Core Bond Fund    65

Statement of Assets and Liabilities (unaudited)

as of January 31, 2023

Class A

Net asset value and redemption price per share, ($142,136,210 ÷ 16,015,804 shares of beneficial interest issued and outstanding)	$8.87
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.17

Class C

Net asset value, offering price and redemption price per share, ($6,108,800 ÷ 687,975 shares of beneficial interest issued and outstanding)	$8.88

Class R

Net asset value, offering price and redemption price per share, ($17,325 ÷ 1,953 shares of beneficial interest issued and outstanding)	$8.87

Class Z

Net asset value, offering price and redemption price per share, ($325,880,474 ÷ 36,712,477 shares of beneficial interest issued and outstanding)	$8.88

Class R6

Net asset value, offering price and redemption price per share, ($1,010,636,310 ÷ 113,851,351 shares of beneficial interest issued and outstanding)	$8.88

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

Net Investment Income (Loss)

Income
Interest income	$23,686,645
Unaffiliated dividend income	807,924
Affiliated income from securities lending, net	10,046

Total income	24,504,615

Expenses
Management fee	2,289,545
Distribution fee(a)	205,528
Transfer agent’s fees and expenses (including affiliated expense of $9,707)(a)	195,290
Registration fees(a)	70,636
Custodian and accounting fees	60,478
Shareholders’ reports	58,737
Audit fee	32,767
Professional fees	13,288
Trustees’ fees	12,142
SEC registration fees	1,133
Miscellaneous	19,851

Total expenses	2,959,395
Less: Fee waiver and/or expense reimbursement(a)	(387,268)
Distribution fee waiver(a)	(21)

Net expenses	2,572,106

Net investment income (loss)	21,932,509

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $7,227)	(7,749,905)
Futures transactions	(13,254,864)
Options written transactions	386,511
Swap agreement transactions	2,133,007

(18,485,251)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,415)	(31,669,657)
Futures	(910,827)
Options written	(16,159)
Swap agreements	2,482,367

(30,114,276)

Net gain (loss) on investment transactions	(48,599,527)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(26,667,018)

See Notes to Financial Statements.

PGIM Core Bond Fund    67

Statement of Operations (unaudited)

Six Months Ended January 31, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	177,132	28,333	63	—	—
Transfer agent’s fees and expenses	46,561	3,725	51	137,643	7,310
Registration fees	11,515	5,884	3,727	32,112	17,398
Fee waiver and/or expense reimbursement	(19,705)	(6,717)	(3,767)	(195,838)	(161,241)
Distribution fee waiver	—	—	(21)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2023	Year Ended July 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$21,932,509	$29,268,054
Net realized gain (loss) on investment transactions	(18,485,251)	(31,457,354)
Net change in unrealized appreciation (depreciation) on investments	(30,114,276)	(168,711,503)

Net increase (decrease) in net assets resulting from operations	(26,667,018)	(170,900,803)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,186,943)	(3,450,956)
Class C	(65,078)	(73,660)
Class R	(236)	(315)
Class Z	(5,163,469)	(6,349,977)
Class R6	(16,788,084)	(23,674,479)

	(24,203,810)	(33,549,387)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	295,510,211	743,729,983
Net asset value of shares issued in reinvestment of dividends and distributions	24,131,102	33,431,934
Cost of shares purchased	(255,001,616)	(547,126,234)

Net increase (decrease) in net assets from Fund share transactions	64,639,697	230,035,683

Total increase (decrease)	13,768,869	25,585,493

Net Assets:

Beginning of period	1,471,010,250	1,445,424,757

End of period	$1,484,779,119	$1,471,010,250

See Notes to Financial Statements.

PGIM Core Bond Fund    69

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.21		$10.53	$10.78	$10.09		$9.63	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16	0.15	0.21		0.26	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		(1.29)	(0.13)	0.74		0.49	(0.33)
Total from investment operations	(0.20)		(1.13)	0.02	0.95		0.75	(0.11)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.19)	(0.20)	(0.26)		(0.29)	(0.25)
Distributions from net realized gains	-		-	(0.07)	(-	)(b)	-	-
Total dividends and distributions	(0.14)		(0.19)	(0.27)	(0.26)		(0.29)	(0.25)
Net asset value, end of period	$8.87		$9.21	$10.53	$10.78		$10.09	$9.63
Total Return(c):	(2.17)%		(10.81)%	0.17%	9.50%		7.90%	(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$142,136		$148,963	$216,235	$181,510		$75,923	$53,967
Average net assets (000)	$140,550		$180,069	$202,963	$119,286		$59,735	$48,790
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.66%	0.70%		0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.68	%(e)	0.68%	0.69%	0.75%		0.82%	0.84%
Net investment income (loss)	2.77	%(e)	1.62%	1.42%	2.01%		2.66%	2.23%
Portfolio turnover rate(f)(g)	110%		141%	117%	90%		69%	172%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.21		$10.53	$10.79	$10.10		$9.64	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.08	0.07	0.13		0.19	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		(1.29)	(0.15)	0.74		0.48	(0.32)
Total from investment operations	(0.23)		(1.21)	(0.08)	0.87		0.67	(0.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.11)	(0.18)		(0.21)	(0.17)
Distributions from net realized gains	-		-	(0.07)	(-	)(b)	-	-
Total dividends and distributions	(0.10)		(0.11)	(0.18)	(0.18)		(0.21)	(0.17)
Net asset value, end of period	$8.88		$9.21	$10.53	$10.79		$10.10	$9.64
Total Return(c):	(2.46)%		(11.52)%	(0.71)%	8.68%		7.09%	(1.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,109		$5,692	$7,664	$8,596		$4,042	$3,530
Average net assets (000)	$5,620		$6,519	$8,268	$6,244		$3,593	$3,635
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.45	%(e)	1.45%	1.45%	1.45%		1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.69	%(e)	1.64%	1.60%	1.78%		1.95%	1.99%
Net investment income (loss)	1.98	%(e)	0.84%	0.64%	1.25%		1.91%	1.47%
Portfolio turnover rate(f)(g)	110%		141%	117%	90%		69%	172%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund    71

Financial Highlights  (unaudited) (continued)

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.20		$10.52	$10.78	$10.09		$9.63	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.13	0.12	0.19		0.23	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		(1.29)	(0.14)	0.73		0.49	(0.34)
Total from investment operations	(0.21)		(1.16)	(0.02)	0.92		0.72	(0.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.16)	(0.17)	(0.23)		(0.26)	(0.22)
Distributions from net realized gains	-		-	(0.07)	(-	)(b)	-	-
Total dividends and distributions	(0.12)		(0.16)	(0.24)	(0.23)		(0.26)	(0.22)
Net asset value, end of period	$8.87		$9.20	$10.52	$10.78		$10.09	$9.63
Total Return(c):	(2.21)%		(11.10)%	(0.22)%	9.23%		7.63%	(1.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$18	$21	$18		$16	$15
Average net assets (000)	$17		$19	$18	$17		$15	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.95%	0.95%	0.95%		0.95%	0.95%
Expenses before waivers and/or expense reimbursement	45.67	%(e)	38.21%	55.36%	102.99%		89.73%	113.11%
Net investment income (loss)	2.47	%(e)	1.34%	1.13%	1.80%		2.41%	1.99%
Portfolio turnover rate(f)(g)	110%		141%	117%	90%		69%	172%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.21		$10.53	$10.78	$10.09		$9.63	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.20	0.19	0.25		0.28	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		(1.30)	(0.14)	0.73		0.49	(0.33)
Total from investment operations	(0.18)		(1.10)	0.05	0.98		0.77	(0.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.22)	(0.23)	(0.29)		(0.31)	(0.27)
Distributions from net realized gains	-		-	(0.07)	(-	)(b)	-	-
Total dividends and distributions	(0.15)		(0.22)	(0.30)	(0.29)		(0.31)	(0.27)
Net asset value, end of period	$8.88		$9.21	$10.53	$10.78		$10.09	$9.63
Total Return(c):	(1.90)%		(10.53)%	0.41%	9.98%		8.17%	(0.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$325,880		$291,666	$276,537	$282,256		$162,803	$101,369
Average net assets (000)	$299,266		$279,332	$285,073	$220,426		$115,704	$84,455
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33	%(e)	0.33%	0.33%	0.35%		0.44%	0.45%
Expenses before waivers and/or expense reimbursement	0.46	%(e)	0.47%	0.46%	0.49%		0.53%	0.52%
Net investment income (loss)	3.10	%(e)	1.99%	1.76%	2.38%		2.92%	2.48%
Portfolio turnover rate(f)(g)	110%		141%	117%	90%		69%	172%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund    73

Financial Highlights  (unaudited) (continued)

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,

	2023		2022	2021	2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.21		$10.53	$10.79	$10.10		$9.64	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.20	0.19	0.25		0.29	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		(1.30)	(0.15)	0.73		0.49	(0.32)
Total from investment operations	(0.18)		(1.10)	0.04	0.98		0.78	(0.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.22)	(0.23)	(0.29)		(0.32)	(0.28)
Distributions from net realized gains	-		-	(0.07)	(-	)(b)	-	-
Total dividends and distributions	(0.15)		(0.22)	(0.30)	(0.29)		(0.32)	(0.28)
Net asset value, end of period	$8.88		$9.21	$10.53	$10.79		$10.10	$9.64
Total Return(c):	(1.90)%		(10.52)%	0.42%	10.00%		8.12%	(0.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,010,636		$1,024,671	$944,968	$716,750		$367,985	$290,530
Average net assets (000)	$973,847		$1,045,549	$836,649	$595,755		$309,110	$254,525
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%	0.33%		0.39%	0.40%
Expenses before waivers and/or expense reimbursement	0.35	%(e)	0.35%	0.36%	0.38%		0.44%	0.45%
Net investment income (loss)	3.10	%(e)	1.98%	1.76%	2.39%		2.97%	2.54%
Portfolio turnover rate(f)(g)	110%		141%	117%	90%		69%	172%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Core Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Core Bond Fund    75

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

PGIM Core Bond Fund    77

Notes to Financial Statements  (unaudited) (continued)

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

PGIM Core Bond Fund    79

Notes to Financial Statements  (unaudited) (continued)

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These

PGIM Core Bond Fund    81

Notes to Financial Statements  (unaudited) (continued)

adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

PGIM Core Bond Fund    83

Notes to Financial Statements  (unaudited) (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises each subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.32% of average daily net assets up to $10 billion;	0.32%
0.31% of average daily net assets over $10 billion.

The Manager has contractually agreed, through November 30, 2023, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a

PGIM Core Bond Fund    85

Notes to Financial Statements  (unaudited) (continued)

certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.70%
C	1.45
R	0.95
Z	0.33
R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2023 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended January 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$52,780	$2,023
C	—	402

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$1,579,260,700	$1,529,863,324

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2023, is presented as follows:

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Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$12,036,712	$56,880,810	$65,718,045	$1,415	$7,227	$3,208,119	3,208,761	$10,046(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,716,358,335	$9,459,378	$(158,204,890)	$(148,745,512)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fundhad a capital loss carryforward as of July 31, 2022 of approximately $39,741,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a

CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R	1,192	61.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	85.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2023:
Shares sold	2,257,414	$19,749,427
Shares issued in reinvestment of dividends and distributions	252,285	2,184,305
Shares purchased	(2,678,386)	(23,227,498)
Net increase (decrease) in shares outstanding before conversion	(168,687)	(1,293,766)
Shares issued upon conversion from other share class(es)	165,410	1,441,221
Shares purchased upon conversion into other share class(es)	(161,068)	(1,404,388)
Net increase (decrease) in shares outstanding	(164,345)	$(1,256,933)

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Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2022:
Shares sold	3,864,332	$38,395,260
Shares issued in reinvestment of dividends and distributions	350,869	3,446,859
Shares purchased	(8,561,190)	(85,692,504)
Net increase (decrease) in shares outstanding before conversion	(4,345,989)	(43,850,385)
Shares issued upon conversion from other share class(es)	206,275	2,027,543
Shares purchased upon conversion into other share class(es)	(223,925)	(2,223,098)
Net increase (decrease) in shares outstanding	(4,363,639)	$(44,045,940)

Class C
Six months ended January 31, 2023:
Shares sold	235,230	$2,049,559
Shares issued in reinvestment of dividends and distributions	7,477	64,777
Shares purchased	(136,829)	(1,188,994)
Net increase (decrease) in shares outstanding before conversion	105,878	925,342
Shares purchased upon conversion into other share class(es)	(35,856)	(308,392)
Net increase (decrease) in shares outstanding	70,022	$616,950

Year ended July 31, 2022:
Shares sold	227,080	$2,115,961
Shares issued in reinvestment of dividends and distributions	7,530	73,559
Shares purchased	(323,314)	(3,092,271)
Net increase (decrease) in shares outstanding before conversion	(88,704)	(902,751)
Shares purchased upon conversion into other share class(es)	(20,988)	(214,098)
Net increase (decrease) in shares outstanding	(109,692)	$(1,116,849)

Class R
Six months ended January 31, 2023:
Shares sold	17	$144
Shares issued in reinvestment of dividends and distributions	27	236
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	43	$372

Year ended July 31, 2022:
Shares sold	29	$288
Shares issued in reinvestment of dividends and distributions	32	315
Shares purchased	(101)	(905)
Net increase (decrease) in shares outstanding	(40)	$(302)

Share Class	Shares	Amount

Class Z
Six months ended January 31, 2023:
Shares sold	18,444,054	$159,449,147
Shares issued in reinvestment of dividends and distributions	593,731	5,145,424
Shares purchased	(14,057,622)	(121,987,226)
Net increase (decrease) in shares outstanding before conversion	4,980,163	42,607,345
Shares issued upon conversion from other share class(es)	187,623	1,651,764
Shares purchased upon conversion into other share class(es)	(131,112)	(1,146,766)
Net increase (decrease) in shares outstanding	5,036,674	$43,112,343

Year ended July 31, 2022:
Shares sold	29,602,702	$276,525,681
Shares issued in reinvestment of dividends and distributions	641,544	6,243,194
Shares purchased	(24,819,410)	(232,333,545)
Net increase (decrease) in shares outstanding before conversion	5,424,836	50,435,330
Shares issued upon conversion from other share class(es)	260,697	2,639,490
Shares purchased upon conversion into other share class(es)	(277,673)	(2,775,804)
Net increase (decrease) in shares outstanding	5,407,860	$50,299,016

Class R6
Six months ended January 31, 2023:
Shares sold	13,150,374	$114,261,934
Shares issued in reinvestment of dividends and distributions	1,932,151	16,736,360
Shares purchased	(12,479,392)	(108,597,890)
Net increase (decrease) in shares outstanding before conversion	2,603,133	22,400,404
Shares issued upon conversion from other share class(es)	78,036	677,959
Shares purchased upon conversion into other share class(es)	(102,964)	(911,398)
Net increase (decrease) in shares outstanding	2,578,205	$22,166,965

Year ended July 31, 2022:
Shares sold	42,297,535	$426,692,793
Shares issued in reinvestment of dividends and distributions	2,425,563	23,668,007
Shares purchased	(23,260,300)	(226,007,009)
Net increase (decrease) in shares outstanding before conversion	21,462,798	224,353,791
Shares issued upon conversion from other share class(es)	187,376	1,902,077
Shares purchased upon conversion into other share class(es)	(131,812)	(1,356,110)
Net increase (decrease) in shares outstanding	21,518,362	$224,899,758

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Core Bond Fund    91

Notes to Financial Statements  (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2023.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

PGIM Core Bond Fund    93

Notes to Financial Statements  (unaudited) (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments

(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be

PGIM Core Bond Fund    95

Notes to Financial Statements  (unaudited) (continued)

published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published or representative after December 31, 2021. The Fund may have investments linked to other interbank offered rates that may also cease to be published in the future. Various financial industry groups have been planning for the transition away from LIBOR, but there remain challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR as well as loan facilities used by the Fund. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Core Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORE BOND FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	TPCAX	TPCCX	TPCRX	TAIBX	TPCQX

CUSIP	875921769	875921751	875921736	875921801	875921744

MF226E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 20, 2023